WARBURG PINCUS ADVISOR FUNDS                                    OCTOBER 31, 2000

BALANCED FUND
VALUE FUND
CAPITAL APPRECIATION FUND

                                  ANNUAL REPORT

More complete information about the Funds, including charges and expenses, is provided in the PROSPECTUS, which must precede or accompany this document and which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977 or by writing to Warburg Pincus Advisor Funds, P.O. Box 9030, Boston, MA 02205-9030.

[GRAPHICS OMITTED]

WARBURG PINCUS FUNDS
PART OF CREDIT SUISSE ASSET MANAGEMENT

FROM TIME TO TIME, THE FUNDS' INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS ARE HISTORICAL AND INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE FUNDS' MANAGEMENT ARE AS OF THE DATE OF THE LETTERS AND PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF OCTOBER 31, 2000; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE. FUND INVESTMENTS ARE SUBJECT TO INVESTMENT RISKS, INCLUDING LOSS OF YOUR INVESTMENT.

WARBURG PINCUS BALANCED FUND
ANNUAL INVESTMENT ADVISER'S REPORT-- OCTOBER 31, 2000
--------------------------------------------------------------------------------

                                                                December 6, 2000
Dear Shareholder:

   For the 12 months ended October 31, 2000, the Advisor Class shares of Warburg Pincus Balanced Fund had a return of 7.95%, vs. returns of 7.89% for the Lipper Balanced Funds Index, 6.10% for the S&P 500 Index and 6.46% for the Lehman Brothers Intermediate Government/Corporate Bond Index.

   The period was an ultimately positive one for financial markets, though it was hardly smooth sailing due to uncertainties regarding the economy and interest rates. Most major stock indexes had sizable gains for the 12 months. However, the bulk of the gains were attributable to a strong rally early in the period, when a robust economy fueled optimism over corporate profits. But as the period progressed, the economy's health sparked worries that the Federal Reserve would aggressively raise interest rates to contain inflation. These fears resulted in a sharp April/May selloff, with technology and "dot com" stocks--whose valuations had become quite lofty--declining substantially. Over the latter part of the period, worries over interest rates eased thanks to some encouraging inflation data. But stocks continued to struggle on fears that previous rate hikes were having a negative impact on the economy and profits. Bonds performed well late in the period, recovering from weakness in 1999 and early in 2000.

   The Fund had a respectable showing for the 12 months, both in absolute terms and compared to its benchmarks' results. The Fund benefited from good stock selection, with its financial-services, energy and health-care holdings aiding its return (stocks that hindered the Fund included certain of its telecommunications holdings). The Fund was also helped by its focus on high-quality bonds, as these securities performed well when the stock market--along with low-quality bonds--faltered late in the period.

   With respect to basic strategy, we continued to hold a roughly 60/40 stock-bond allocation. Our stock holdings remained well-diversified, with noteworthy weightings in the financial-services, energy, health-care, computer and consumer areas. The Fund's bond component remained concentrated on high-quality, intermediate-term securities, reflecting our desire to provide income and risk containment while attempting to outperform via individual stock selection.

WARBURG PINCUS BALANCED FUND
ANNUAL INVESTMENT  ADVISER'S REPORT -- OCTOBER 31, 2000 (CONT'D
--------------------------------------------------------------------------------

   Looking out over the next year, we see grounds for optimism regarding the prospects for financial markets. While a modest increase in interest rates cannot be ruled out over the intermediate term, we believe that a "soft landing" will prevail, with the economy expanding modestly with subdued inflation. Of course, we will continue to monitor the flow of economic and inflation data and make adjustments to the portfolio as we deem appropriate from a risk-reward perspective.


Scott T. Lewis             M. Anthony E. van Daalen         Charles C. Van Vleet
Co-Portfolio Manager       Co-Portfolio Manager             Co-Portfolio Manager

WARBURG PINCUS BALANCED FUND
ANNUAL INVESTMENT ADVISER'S REPORT -- OCTOBER 31, 2000 (CONT'D)
--------------------------------------------------------------------------------

      GROWTH OF $10,000 INVESTED IN ADVISOR CLASS SHARES OF WARBURG PINCUS
             BALANCED FUND FROM JULY 31, 1995 AS OF OCTOBER 31, 2000

   The graph below illustrates the hypothetical investment of $10,000 in Advisor Class shares of Warburg Pincus Balanced Fund (the "Fund") from July 31, 1995 to October 31, 2000, compared to the S&P 500 Index,* the Lipper Balanced Funds Index** and the Lehman Intermediate Government/ Corporate Bond Index*** for the same time period. Past performance does not predict future results.

                               [GRAPHICS OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 Average Annual Total Returns for periods ended
                         10/31/00 (Advisor Class shares)

                                        Since Inception
                 1 year        3 year      (7/31/95)
                  7.95%         8.69%       12.00%

                                                                    Lehman
                    Fund                                         Intermediate
              (Advisor Shares)     S&P 500    Lipper Balanced    Govt. Corp.
    7/31/95      $10,000.00      $10,000.00      $10,000.00      $10,000.00
    8/31/95       10,382.50       10,017.40       10,078.00       10,091.00
    9/30/95       10,493.60       10,439.50       10,318.70       10,164.10
   10/31/95       10,241.30       10,408.60       10,292.70       10,277.30
   11/30/95       10,727.20       10,856.40       10,612.60       10,412.40
   12/31/95       10,902.20       11,066.80       10,779.60       10,521.60
    1/31/96       11,215.00       11,448.80       10,974.20       10,612.40
    2/29/96       11,234.00       11,549.70       10,979.40       10,487.90
    3/31/96       11,242.20       11,662.70       11,020.80       10,434.00
    4/30/96       11,546.30       11,834.30       11,093.90       10,397.20
    5/31/96       11,802.90       12,138.60       11,207.30       10,389.40
    6/30/96       11,517.50       12,184.80       11,244.30       10,499.80
    7/31/96       11,012.60       11,647.40       10,955.00       10,531.00
    8/31/96       11,374.60       11,893.20       11,127.80       10,539.30
    9/30/96       11,721.50       12,561.30       11,539.40       10,686.10
   10/31/96       11,865.10       12,907.30       11,784.20       10,874.90
   11/30/96       12,248.20       13,881.10       12,333.40       11,018.50
   12/31/96       12,280.50       13,606.40       12,182.20       10,948.00
    1/31/97       12,522.80       14,455.60       12,555.10       10,990.50
    2/28/97       12,435.60       14,568.90       12,601.60       11,011.50
    3/31/97       12,153.40       13,972.10       12,235.50       10,935.70
    4/30/97       12,338.90       14,805.00       12,603.20       11,064.20
    5/31/97       12,973.40       15,704.70       13,119.20       11,156.00
    6/30/97       13,373.30       16,407.30       13,545.90       11,257.80
    7/31/97       14,138.60       17,711.20       14,317.00       11,486.90
    8/31/97       13,952.20       16,720.70       13,863.00       11,429.30
    9/30/97       14,713.90       17,635.10       14,415.80       11,562.20
   10/31/97       14,133.60       17,047.80       14,153.00       11,690.30
   11/30/97       14,054.50       17,835.50       14,412.00       11,716.00
   12/31/97       14,244.20       18,142.20       14,625.30       11,809.80
    1/31/98       14,190.10       18,342.50       14,729.20       11,964.50
    2/28/98       14,831.50       19,663.60       15,313.90       11,955.50
    3/31/98       15,159.30       20,670.50       15,782.20       11,993.90
    4/30/98       15,398.80       20,878.50       15,892.80       12,054.00
    5/31/98       15,246.30       20,520.40       15,732.30       12,141.90
    6/30/98       15,513.20       21,353.90       16,022.40       12,219.90
    7/31/98       15,403.00       21,127.20       15,834.60       12,263.00
    8/31/98       13,989.00       18,073.00       14,470.50       12,455.80
    9/30/98       14,398.90       19,230.90       15,095.00       12,768.70
   10/31/98       14,828.00       20,795.00       15,659.80       12,756.20
   11/30/98       15,323.20       22,055.20       16,232.90       12,755.20
   12/31/98       15,661.90       23,325.30       16,831.70       12,806.40
    1/31/99       15,853.00       24,300.30       17,100.90       12,876.70
    2/28/99       15,290.20       23,545.30       16,689.80       12,687.50
    3/31/99       15,537.90       24,487.10       17,101.70       12,782.10
    4/30/99       16,476.40       25,435.30       17,661.70       12,821.30
    5/31/99       16,621.30       24,834.80       17,389.40       12,722.80
    6/30/99       17,221.40       26,213.10       17,870.20       12,731.50
    7/31/99       16,870.10       25,395.20       17,536.00       12,720.10
    8/31/99       16,628.80       25,267.50       17,351.90       12,729.70
    9/30/99       16,484.20       24,575.20       17,129.80       12,848.10
   10/31/99       16,812.20       26,130.80       17,626.60       12,881.30
   11/30/99       16,993.80       26,661.20       17,816.90       12,896.70
   12/31/99       17,795.90       28,228.90       18,344.30       12,854.20
    1/31/00       17,162.30       26,811.80       17,883.90       12,806.60
    2/29/00       17,148.60       26,305.10       17,841.00       12,911.60
    3/31/00       18,196.40       28,878.50       18,891.40       13,046.30
    4/30/00       18,003.50       28,009.80       18,545.70       13,016.70
    5/31/00       18,003.50       27,435.10       18,371.20       13,037.00
    6/30/00       18,077.30       28,111.60       18,664.40       13,267.00
    7/31/00       17,911.00       27,672.20       18,613.70       13,367.90
    8/31/00       18,702.70       29,390.10       19,444.60       13,525.80
    9/30/00       17,924.60       27,838.60       19,035.20       13,648.90
   10/31/00       18,146.90       27,720.90       19,018.50       13,711.00


                                                                           FUND
                                                                          ------
1 Year Total Return (9/30/99 to 9/30/00) ...............................   9.06%
3 Year Average Annual Total Return (9/30/97 to 9/30/00) ................   7.15%
Average Annual Total Return (7/31/95 to 9/30/00) .......................  11.95%

----------
* The S&P 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of MCGraw-Hill Co., Inc.
** The Lipper Balanced Funds Index is an equal-weighted performance index, adjusted for capital-gains distributions and income dividends, of the largest qualifying funds in this investment objective, and is compiled by Lipper Analytical Services Inc.
*** The Lehman Intermediate Government/Corporate Bond Index is an unmanaged index (with no defined investment objective) of intermediate-term government and corporate bonds, and is calculated by Lehman Brothers Inc.

WARBURG PINCUS VALUE FUND
ANNUAL INVESTMENT ADVISER'S REPORT-- OCTOBER 31, 2000
--------------------------------------------------------------------------------

                                                                December 6, 2000
Dear Shareholder:

   For the 12 months ended October 31, 2000, the Advisor Class shares of Warburg Pincus Value Fund had a return of 5.47%, vs. a return of 6.10% for the S&P 500 Index.

   The period was an  ultimately  positive  but very  volatile  one for the U.S.
stock market. Stocks began the period on a bright note, supported by an expanding economy and optimism over profit growth. The market turned sharply down in mid-period, however, as inflation and interest rates worries mounted and as investors began to question generally lofty valuations on technology and Internet stocks. Equities remained volatile. While the inflation and interest-rate outlook became more encouraging, fears that the economy would slow--along with profit disappointments from some highly visible companies--fueled the turmoil. That said, certain market sectors had good performance over the latter part of the period, with investors shifting away from technology and telecommunications stocks in favor of energy, health-care and financial-services names.

   The Fund had a modest gain for the 12 months, a return roughly equal to that of its benchmark. However, unlike its benchmark (and the broader market), the Fund initially struggled but finished the period on a positive note. Factors that benefited the Fund included its overweighting in the energy area, which was aided by a supportive supply/demand backdrop for oil and gas. The Fund's financial-services and health-care stocks also helped its return. On the negative side, in absolute terms anyway, stocks that hindered the Fund included certain of its telecommunications holdings.

   We made no material changes to our basic approach during the period. We remained focused on relatively inexpensive stocks of companies that we believe have improving financial prospects, due to shifting macroeconomic trends and/or internal positive catalysts, such as restructurings or the launch of new products or services.

   In terms of sector emphasis, we maintained an overweighting in the energy area during much of the period, reflecting our positive view of the group's potential to benefit from ongoing mergers, restructurings and share-buybacks. We also believe that the supply/demand backstop for the energy sector will remain supportive. While we reduced our exposure to the major global oil names, we continue to favor North American natural gas companies and select oil service names.

WARBURG PINCUS VALUE FUND
ANNUAL  INVESTMENT  ADVISER'S  REPORT -- OCTOBER  31, 2000  (CONT'D)
--------------------------------------------------------------------------------

   We modestly raised our weighting in the financial-services sector, where our bias was toward asset-management and insurance companies showing sales and cash-flow improvements. We also maintained a significant weighting in the banking sector, where our largest holdings included globally oriented companies as well as a Detroit-based commercial and consumer lender focused on the Midwest.

   Elsewhere, we maintained meaningful exposure to the retail, capital-equipment, health-care and food, beverages & tobacco areas, where we deemed a number of stocks to represent compelling value. One weighting we pared was telecommunications & equipment , eliminating our positions in specific companies we deemed to have weakening prospects.

   Looking ahead, while stocks could continue to struggle over the near term, they have good potential, in our view, to benefit from subdued inflation and a U.S. economy that has proven to be quite resilient over the past few years. In any event, we believe that good investment opportunities will continue to exist across a range of industries, due to factors such as market volatility and positive company-specific catalysts. As always, our efforts will remain devoted to uncovering hidden values that will receive wider market recognition over time.


Scott T. Lewis                                       Robert E. Rescoe
Co-Portfolio Manager                                 Co-Portfolio Manager

WARBURG PINCUS VALUE FUND
ANNUAL INVESTMENT ADVISER'S REPORT -- OCTOBER 31, 2000 (CONT'D)
--------------------------------------------------------------------------------

      GROWTH OF $10,000 INVESTED IN ADVISOR CLASS SHARES OF WARBURG PINCUS
               VALUE FUND FROM MAY 15, 1995 AS OF OCTOBER 31, 2000

   The graph below illustrates the hypothetical investment of $10,000 in Advisor Class shares of Warburg Pincus Value Fund (the "Fund") from May 15, 1995 to October 31, 2000, compared to the S&P 500 Index* for the same period. Past performance does not predict future results.

                               [GRAPHICS OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 Average Annual Total Returns for periods ended
                         10/31/00 (Advisor Class shares)

                                        Since Inception
                 1 year        3 year      (5/15/95)
                  5.47%         9.72%       10.86%

                         Fund               S&P 500
     5/15/95          $10,000.00          $10,000.00
     5/31/95           10,033.60           10,384.90
     6/30/95           10,199.00           10,628.00
     7/31/95           10,704.90           10,988.00
     8/31/95           11,048.90           11,007.10
     9/30/95           10,905.50           11,470.90
    10/31/95           10,457.30           11,437.00
    11/30/95           11,129.60           11,929.00
    12/31/95           10,971.60           12,160.20
     1/31/96           11,648.80           12,580.00
     2/29/96           11,570.40           12,690.80
     3/31/96           11,653.70           12,814.90
     4/30/96           11,832.00           13,003.50
     5/31/96           11,910.40           13,337.90
     6/30/96           11,051.00           13,388.70
     7/31/96           10,216.20           12,798.10
     8/31/96           10,615.80           13,068.30
     9/30/96           10,468.00           13,802.30
    10/31/96           10,560.80           14,182.60
    11/30/96           11,195.80           15,252.50
    12/31/96           10,796.20           14,950.70
     1/31/97           11,245.80           15,883.70
     2/28/97           11,409.90           16,008.20
     3/31/97           10,974.70           15,352.60
     4/30/97           11,324.30           16,267.70
     5/31/97           12,109.20           17,256.30
     6/30/97           12,550.10           18,028.40
     7/31/97           13,532.10           19,461.10
     8/31/97           13,202.40           18,372.60
     9/30/97           13,889.90           19,377.40
    10/31/97           13,308.80           18,732.20
    11/30/97           13,653.50           19,597.60
    12/31/97           14,016.70           19,934.70
     1/31/98           14,102.20           20,154.70
     2/28/98           15,045.60           21,606.30
     3/31/98           15,632.40           22,712.70
     4/30/98           15,709.00           22,941.20
     5/31/98           15,649.30           22,547.80
     6/30/98           15,791.70           23,463.70
     7/31/98           15,374.80           23,214.50
     8/31/98           13,099.30           19,858.60
     9/30/98           13,504.10           21,130.90
    10/31/98           14,468.30           22,849.50
    11/30/98           15,321.90           24,234.20
    12/31/98           15,732.60           25,629.80
     1/31/99           15,811.20           26,701.20
     2/28/99           15,406.40           25,871.60
     3/31/99           15,546.60           26,906.40
     4/30/99           17,323.60           27,948.20
     5/31/99           17,526.30           27,288.40
     6/30/99           18,078.40           28,802.90
     7/31/99           17,443.80           27,904.20
     8/31/99           17,082.80           27,763.90
     9/30/99           16,585.60           27,003.10
    10/31/99           16,665.30           28,712.40
    11/30/99           16,568.60           29,295.30
    12/31/99           16,538.80           31,017.90
     1/31/00           15,214.00           29,460.80
     2/29/00           14,296.60           28,904.00
     3/31/00           16,169.50           31,084.50
     4/30/00           16,260.00           30,469.30
     5/31/00           16,848.60           32,370.90
     6/30/00           16,038.20           32,624.70
     7/31/00           16,083.10           31,288.40
     8/31/00           17,160.70           33,153.50
     9/30/00           17,143.50           35,168.20
    10/31/00           17,575.50           36,741.70


                                                                         FUND
                                                                        ------
1 Year Total Return (9/30/99 to 9/30/00) .............................   3.37%
3 Year Average Annual Total Return (9/30/97 to 9/30/00) ..............   7.27%
5 Year Average Annual Total Return (9/30/95 to 9/30/00) ..............   9.47%
Average Annual Total Return (5/15/95 to 9/30/00) .....................  10.53%

----------
* The S&P 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is registered trademark of MCGraw-Hill Co., Inc.

WARBURG PINCUS CAPITAL APPRECIATION FUND
ANNUAL INVESTMENT ADVISER'S REPORT-- OCTOBER 31, 2000
--------------------------------------------------------------------------------

                                                                December 6, 2000
Dear Shareholder:

   For the 12 months ended October 31, 2000, the Advisor Class shares of Warburg Pincus Capital Appreciation Fund had a gain of 30.83%, vs. a gain of 6.10% for the S&P 500 Index.

   The period was a volatile one for the U.S. equity market. Stocks began the period on a strong note, buoyed by optimism over the economy and by the fading of "Y2K" worries. However, the market soon encountered turbulence on fears that the Federal Reserve would aggressively raise interest rates to contain inflation. Technology and telecommunications stocks, which had risen to generally lofty valuations, became especially volatile, with the tech-heavy NASDAQ index plunging almost 16% in April. An air of uncertainty hampered stocks over the rest of the period. While the economy continued to grow and inflation remained subdued, earnings disappointments from certain major corporations weighed on stocks broadly. As the period drew to a close, the market was also hindered by rising oil costs, a weak euro and political uncertainties.

   Against this backdrop, the Fund had good performance, both in absolute terms and compared to that of its benchmark. The Fund's return reflected good stock selection as well as its sector allocation. The Fund had a strong bias in favor of technology companies early in the period, when these stocks had solid gains. We broadened our approach as the period progressed, however, increasing our exposure to areas in which we saw compelling opportunities and potential for improved relative performance. This move proved beneficial to the Fund's return for the 12 months, as our targeted areas--e.g., the energy sector--outpaced a struggling technology group over the latter part of the period. Stocks that hindered the Fund's return, in absolute terms, included specific telecommunications-services providers.

   One sector weighting we raised was financial services. We entered the period with a relatively small position here, based on the difficult interest-rate backdrop we saw for banks and other financial companies in 1999 (indeed, the group lagged the broader market for the year). However, we added a number of financial stocks to the Fund this year, viewing them as attractively priced, given the potential for a stabilization of interest rates sooner rather than later. Our focus remained on companies with good capital management, strong brand names and a presence in overseas markets, where demand for financial services is growing significantly.

WARBURG PINCUS CAPITAL APPRECIATION FUND
ANNUAL INVESTMENT ADVISER'S REPORT -- OCTOBER 31, 2000 (CONT'D)
--------------------------------------------------------------------------------

   Another increased area of emphasis in the Fund was energy. Our decision to add here was based on company-specific factors as well as our view that the group will benefit from a favorable supply/demand dynamic going forward. In the natural gas area, our focus was on contract drillers and other services providers.

   We also raised our weighting in the health-care area, including pharmaceutical stocks. Our holdings continued to include large-cap drug companies with broad product platforms as well as smaller biotechnology companies poised to benefit over the long term from breakthroughs in gene research.

   Weightings we lowered included the technology segment, as noted; the bulk of this reduction was in the telecommunications & services area. To be certain, technology-related stocks remained a significant portion of the Fund through the period (broadly defined, these stocks accounted for roughly 30% of the Fund as of October 31). Our technology holdings at the end of the 12 months were generally focused on companies central to the development of an ever-expanding Internet, in terms of software, components and other hardware.

   Looking ahead, while the market could remain volatile due to periodic earnings disappointments and/or global political developments, we see grounds for encouragement. In our view, inflation should remain contained, and the Federal Reserve, which last raised interest rates in May, is unlikely to increase rates anytime soon, unless the economy shows surprising strength (which would in any case ease profit worries). As ever, we will continue to attempt to add value via careful stock selection, while remaining focused on companies possessing industry leadership, healthy balance sheets and visible revenue sources.


Susan L. Black
Portfolio Manager

WARBURG PINCUS CAPITAL APPRECIATION FUND
ANNUAL INVESTMENT ADVISER'S REPORT -- OCTOBER 31, 2000 (CONT'D)
--------------------------------------------------------------------------------

      GROWTH OF $10,000 INVESTED IN ADVISOR CLASS SHARES OF WARBURG PINCUS
        CAPITAL APPRECIATION FUND SINCE INCEPTION AS OF OCTOBER 31, 2000

   The graph below illustrates the hypothetical investment of $10,000 in Advisor Class shares of Warburg Pincus Capital Appreciation Fund (the "Fund") from April 4, 1991 (inception) to October 31, 2000, compared to the S&P 500 Index* for the same time period. Past performance does not predict future results.

                               [GRAPHICS OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 Average Annual Total Returns for periods ended
                         10/31/00 (Advisor Class shares)

                                                      Since Inception
                 1 year        3 year       5 year       (4/4/91)
                 30.83%        26.43%       26.74%        19.56%

                         Fund               S&P 500
       4/4/91         $10,000.00          $10,000.00
      4/30/91           9,842.19           10,030.40
      5/31/91          10,191.00           10,444.00
      6/30/91           9,626.83            9,971.98
      7/31/91          10,061.00           10,445.80
      8/31/91          10,311.50           10,678.10
      9/30/91           9,977.50           10,501.30
     10/31/91          10,152.80           10,653.10
     11/30/91           9,727.02           10,213.20
     12/31/91          10,980.10           11,379.00
      1/31/92          10,837.40           11,180.50
      2/29/92          10,862.60           11,314.90
      3/31/92          10,602.30           11,096.30
      4/30/92          10,610.70           11,433.40
      5/31/92          10,871.00           11,472.50
      6/30/92          10,638.70           11,302.50
      7/31/92          10,974.60           11,775.70
      8/31/92          10,722.70           11,522.40
      9/30/92          10,890.60           11,656.40
     10/31/92          11,150.90           11,710.30
     11/30/92          11,562.30           12,093.50
     12/31/92          11,761.70           12,245.10
      1/31/93          11,974.70           12,360.80
      2/28/93          12,063.50           12,519.80
      3/31/93          12,551.70           12,783.20
      4/30/93          12,019.10           12,488.50
      5/31/93          12,436.30           12,801.40
      6/30/93          12,649.30           12,840.90
      7/31/93          12,640.50           12,802.70
      8/31/93          13,350.60           13,273.00
      9/30/93          13,457.10           13,170.80
     10/31/93          13,563.60           13,456.10
     11/30/93          13,057.70           13,312.90
     12/31/93          13,565.80           13,477.30
      1/31/94          13,961.70           13,945.50
      2/28/94          13,633.40           13,558.10
      3/31/94          12,783.70           12,969.80
      4/30/94          12,745.10           13,150.70
      5/31/94          13,121.60           13,345.30
      6/30/94          12,725.80           13,019.90
      7/31/94          13,102.30           13,460.80
      8/31/94          13,729.90           13,998.00
      9/30/94          13,565.80           13,653.80
     10/31/94          13,729.90           13,970.70
     11/30/94          13,131.30           13,452.10
     12/31/94          13,109.40           13,650.20
      1/31/95          13,036.50           14,014.60
      2/28/95          13,672.20           14,553.20
      3/31/95          14,339.10           14,984.20
      4/30/95          14,568.30           15,436.60
      5/31/95          14,891.40           16,030.70
      6/30/95          15,547.90           16,406.00
      7/31/95          16,371.20           16,961.70
      8/31/95          16,537.90           16,991.20
      9/30/95          16,913.00           17,707.20
     10/31/95          16,944.30           17,654.80
     11/30/95          17,694.60           18,414.30
     12/31/95          18,023.10           18,771.20
      1/31/96          18,628.20           19,419.20
      2/29/96          19,126.50           19,590.20
      3/31/96          19,494.30           19,781.80
      4/30/96          19,719.80           20,073.00
      5/31/96          20,087.60           20,589.10
      6/30/96          19,838.40           20,667.60
      7/31/96          18,948.50           19,755.90
      8/31/96          19,660.40           20,172.90
      9/30/96          20,882.50           21,306.10
     10/31/96          21,036.80           21,893.10
     11/30/96          22,306.30           23,544.70
     12/31/96          22,116.70           23,078.70
      1/31/97          22,959.80           24,519.10
      2/28/97          23,144.20           24,711.30
      3/31/97          22,274.80           23,699.10
      4/30/97          23,289.10           25,111.80
      5/31/97          24,527.30           26,637.90
      6/30/97          25,436.20           27,829.60
      7/31/97          27,741.40           30,041.30
      8/31/97          26,542.70           28,361.00
      9/30/97          28,307.80           29,912.10
     10/31/97          27,425.20           28,916.00
     11/30/97          28,149.30           30,252.00
     12/31/97          28,920.60           30,772.30
      1/31/98          28,744.10           31,112.00
      2/28/98          30,586.60           33,352.70
      3/31/98          32,109.80           35,060.70
      4/30/98          32,848.40           35,413.40
      5/31/98          32,046.90           34,806.10
      6/30/98          33,729.30           36,219.90
      7/31/98          33,793.40           35,835.20
      8/31/98          27,896.50           30,654.90
      9/30/98          29,852.00           32,619.00
     10/31/98          30,780.40           35,271.90
     11/30/98          32,784.20           37,409.30
     12/31/98          36,177.40           39,563.70
      1/31/99          38,420.40           41,217.50
      2/28/99          36,879.70           39,936.90
      3/31/99          38,720.00           41,534.40
      4/30/99          39,087.90           43,142.60
      5/31/99          38,032.50           42,124.00
      6/30/99          40,409.50           44,461.80
      7/31/99          39,791.30           43,074.60
      8/31/99          39,775.30           42,858.00
      9/30/99          40,193.00           41,683.70
     10/31/99          42,319.20           44,322.20
     11/30/99          45,014.90           45,222.00
     12/31/99          53,347.20           47,881.00
      1/31/00          51,714.80           45,477.40
      2/29/00          58,846.20           44,617.90
      3/31/00          60,794.00           45,559.80
      4/30/00          55,663.00           48,118.90
      5/31/00          52,790.80           49,444.50
      6/30/00          56,702.60           53,174.60
      7/31/00          56,385.10           52,122.30
      8/31/00          61,719.10           55,375.20
      9/30/00          58,071.50           55,809.40
     10/31/00          55,365.40           53,523.40

                                                                         FUND
                                                                        ------
1 Year Total Return (9/30/99 to 9/30/00) .............................  44.48%
3 Year Average Annual Total Return (9/30/97 to 9/30/00) ..............  27.10%
5 Year Average Annual Total Return (9/30/95 to 9/30/00) ..............  28.01%
Average Annual Total Return Since Inception (4/4/91 to 9/30/00) ......  16.98%

----------
* The S&P 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of MCGraw-Hill Co., Inc.

WARBURG PINCUS BALANCED FUND
SCHEDULE OF INVESTMENTS--OCTOBER 31, 2000
--------------------------------------------------------------------------------

                                                      NUMBER
                                                        OF
                                                      SHARES           VALUE
                                                      ------        -----------
COMMON STOCKS (56.1%)
AEROSPACE & DEFENSE (0.9%)
    Textron, Inc.                                      4,500        $   226,969
                                                                    -----------
BANKS & SAVINGS & LOANS (5.3%)
    Bank One Corp.                                     8,000            292,000
    Chase Manhattan Corp.                              6,450            293,475
    Comerica, Inc.                                     5,000            301,562
    FleetBoston Financial Corp.                        4,000            152,000
    U.S. Bancorp                                       6,000            145,125
    Wells Fargo & Co.                                  4,800            222,300
                                                                    -----------
                                                                      1,406,462
                                                                    -----------
CAPITAL EQUIPMENT (1.8%)
    American Standard Companies, Inc.1                 3,200            146,800
    Ingersoll-Rand Co.                                 4,100            154,775
    ITT Industries, Inc.                               5,000            162,812
                                                                    -----------
                                                                        464,387
                                                                    -----------
COMMUNICATIONS & MEDIA (4.8%)
    Clear Channel Communications, Inc.1                1,880            112,917
    Comcast Corp., Class A1                            5,400            220,050
    Infinity Broadcasting, Inc.1                       6,550            217,787
    Infospace, Inc.1                                   5,460            109,882
    Knight-Ridder, Inc.                                3,000            150,750
    Lamar Advertising Co.1                             2,300            110,400
    Time Warner, Inc.                                  1,600            121,456
    USA Networks, Inc.1                               12,000            243,000
                                                                    -----------
                                                                      1,286,242
                                                                    -----------
COMPUTERS (5.3%)
    Apple Computer, Inc.1                              4,000             78,250
    Compaq Computer Corp.                             10,600            322,346
    Descartes Systems Group, Inc.1                     2,000             81,000
    Hewlett-Packard Co.                                2,600            120,737
    Microsoft Corp.1                                   7,300            502,787
    Sun Microsystems, Inc.1                            2,700            299,363
                                                                    -----------
                                                                      1,404,483
                                                                    -----------
CONGLOMERATES (0.9%)
    United Technologies Corp.                          3,300            230,381
                                                                    -----------
CONSUMER DURABLES (2.7%)
    Delphi Automotive Systems Corp.                   11,000            172,563
    Gentex Corp.1                                     13,000            321,750
    Visteon Corp.                                     12,000            212,250
                                                                    -----------
                                                                        706,563
                                                                    -----------

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS BALANCED FUND
SCHEDULE OF INVESTMENTS (CONT'D)--OCTOBER 31, 2000
--------------------------------------------------------------------------------

                                                      NUMBER
                                                        OF
                                                      SHARES           VALUE
                                                      ------        -----------
COMMON STOCKS (CONT'D)
CONSUMER NON-DURABLES (2.4%)
    Clorox Co.                                         4,900         $  218,663
    Colgate-Palmolive Co.                              3,000            176,280
    Procter & Gamble Co.                               3,400            242,888
                                                                     ----------
                                                                        637,831
                                                                     ----------
ELECTRONICS (2.7%)
    Chartered Semiconductor Manufacturing
      Limited ADR1                                     3,000            139,500
    Intel Corp.                                        8,000            360,000
    Sanmina Corp.1                                     2,000            228,625
                                                                     ----------
                                                                        728,125
                                                                     ----------
ENERGY (2.6%)
    BP Amoco PLC  ADR                                  4,384            223,310
    Devon Energy Corp.                                 5,700            287,280
    Total Fina Elf SA ADR                              2,410            172,616
                                                                     ----------
                                                                        683,206
                                                                     ----------
FINANCIAL SERVICES (3.5%)
    American General Corp.                             3,900            313,950
    Fannie Mae                                         3,000            231,000
    Jefferson-Pilot Corp.                              2,500            171,875
    Reinsurance Group of America, Inc.                 5,300            198,088
                                                                     ----------
                                                                        914,913
                                                                     ----------
FOOD, BEVERAGES & TOBACCO (2.3%)
    Anheuser-Busch Companies, Inc.                     4,000            183,000
    General Mills, Inc.                                6,200            258,850
    Keebler Foods Co.                                  3,900            157,950
                                                                     ----------
                                                                        599,800
                                                                     ----------
HEALTHCARE (0.9%)
    Becton, Dickinson & Co.                            6,800            227,800
                                                                     ----------
INDUSTRIAL MFG. & PROCESSING (2.0%)
    Eaton Corp.                                        1,200             81,675
    Johnson Controls, Inc.                             2,100            125,213
    Tyco International, Ltd.                           5,700            323,119
                                                                     ----------
                                                                        530,007
                                                                     ----------
LEISURE & ENTERTAINMENT (0.9%)
    Harley-Davidson, Inc.                              5,000            240,938
                                                                     ----------
OFFICE EQUIPMENT & SUPPLIES (0.4%)
    Pitney Bowes, Inc.                                 4,000            118,750
                                                                     ----------
OIL SERVICES (2.1%)
    Nabors Industries, Inc.1                           5,000            254,500
    R & B Falcon Corp.1                               12,500            312,500
                                                                     ----------
                                                                        567,000
                                                                     ----------

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS BALANCED FUND
SCHEDULE OF INVESTMENTS (CONT'D)--OCTOBER 31, 2000
--------------------------------------------------------------------------------

                                                      NUMBER
                                                        OF
                                                      SHARES           VALUE
                                                      ------        -----------
COMMON STOCKS (CONT'D)
PHARMACEUTICALS (3.4%)
    Lilly (Eli) & Co.                                  1,500         $  134,063
    Pfizer, Inc.                                       4,025            173,830
    Pharmacia Corp.                                    4,999            274,945
    Schering-Plough Corp.                              6,000            310,125
                                                                     ----------
                                                                        892,963
                                                                     ----------
RETAIL (3.9%)
    Autonation, Inc.1                                 15,500            104,625
    Federated Department Stores, Inc.1                 7,000            227,938
    Lowe's Companies, Inc.                             3,100            141,631
    Safeway, Inc.1                                     2,500            136,719
    Staples, Inc.1                                    12,300            175,275
    TJX Companies, Inc.                                9,000            245,250
                                                                     ----------
                                                                      1,031,438
                                                                     ----------
TELECOMMUNICATIONS & EQUIPMENT (6.8%)
    Avaya, Inc.1                                         208              2,795
    Loral Space & Communications, Ltd.1                8,000             45,500
    Lucent Technologies, Inc.                          2,500             58,281
    NTL, Inc.1                                         3,500            153,781
    Pinnacle Holdings, Inc.1                           4,100             64,575
    QUALCOMM, Inc.1                                    1,600            104,175
    Qwest Communications International, Inc.1          6,410            311,686
    Tellabs, Inc.1                                     1,900             94,881
    Time Warner Telecom, Inc., Class A1                3,000            178,875
    Verizon Communications                             4,000            231,250
    Western Wireless Corp., Class A1                   4,400            209,000
    WorldCom, Inc.1                                    6,600            156,750
    XO Communications, Inc.1                           6,000            202,406
                                                                     ----------
                                                                      1,813,955
                                                                     ----------
TRANSPORTATION (0.5%)
    Landstar Systems, Inc.1                            2,900            137,025
                                                                     ----------
TOTAL COMMON STOCKS (Cost $13,082,110)                               14,849,238
                                                                     ----------
PREFERRED STOCKS (0.3%)
    Prologis Trust, Series C
      (Callable 11/13/26 @ $50.00) 6.25%
      (Cost $100,000)                                  2,000             86,688
                                                                     ----------

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS BALANCED FUND
SCHEDULE OF INVESTMENTS (CONT'D)--OCTOBER 31, 2000
--------------------------------------------------------------------------------


                                                       RATINGS 2                                         PAR
                                                     (MOODY'S/S&P)      RATE%         MATURITY DATE     (000)            VALUE
                                                     -------------     --------       -------------     ------        -----------
CORPORATE BONDS (12.3%)
    Adelphia Communications Corp.                        (B2, B+)        9.375           11/15/09         $100        $    86,000
    Alcoa, Inc.                                          (A1, A+)        7.375           08/01/10           90             91,000
    Allied Waste North America,
      Inc., Series B                                     (B2, B+)       10.000           08/01/09          100             86,000
    American General Corp.                              (A2, AA-)        7.500           08/11/10           40             40,033
    AT&T Capital Corp., Series MTNF                      (A1, A+)        6.600           05/15/05          210            196,207
    Bank of America Corp.                                (Aa3, A)        7.800           02/15/10          185            188,201
    Bayerische Landesbank Deposit Note,
      Series O
      (Callable 02/09/03 @ $100.00 )                   (Aaa, AAA)        6.200           02/09/06          350            337,013
    Boeing Co.                                          (A1, AA-)        7.250           06/15/25           75             74,445
    Chase Manhattan Corp.                                 (A1, A)        7.875           06/15/10          120            122,359
    Citigroup, Inc.                                     (Aa3, A+)        7.250           10/01/10           60             59,626
    Conoco, Inc.                                         (A3, A-)        6.350           04/15/09           95             90,672
    Countrywide Home Loan Co., Series H                   (A3, A)        6.250           04/15/09          200            180,109
    Duke Energy Field Services LLC                    (Baa2, BBB)        7.875           08/16/10           50             51,019
    El Paso Energy Corp.                              (Baa2, BBB)        6.750           05/15/09          200            190,383
    First Union Corp.                                    (A2, A-)        6.300           04/15/28          260            236,879
    General Motors Corp.                                  (A2, A)        6.750           05/01/28           70             61,006
    Household Finance Corp.                               (A2, A)        6.500           11/15/08          345            320,113
    K-Mart Corp.                                      (Baa3, BB+)        8.375           12/01/04          100             86,644
    Lehman Brothers Holdings, Inc.                        (A2, A)        7.750           01/15/05           80             80,270
    Level 3 Communications, Inc.
      Senior Notes                                        (B3, B)        9.125           05/01/08          100             81,250
    Lowe's Companies, Inc.                                (A2, A)        7.110           05/15/37          160            157,022
    Potomac Electric Power Co.                            (A1, A)        8.500           05/15/27          150            152,982
    Safeway, Inc. Senior Notes
      (Callable @ Make
      Whole+12.5BP)                                   (Baa2, BBB)        7.250           09/15/04          200            199,225
    Saks, Inc.                                        (Baa3, BB+)        7.000           07/15/04          100             67,500
    Worldcom, Inc.                                       (A3, A-)        6.950           08/15/28           30             26,492
                                                                                                                      -----------
TOTAL CORPORATE BONDS (Cost $3,454,118)                                                                                 3,262,450
                                                                                                                      -----------
MORTGAGE & ASSET BACKED SECURITIES (13.0%)
    Amresco Commercial Mortgage Funding I,
      Series 1997-C1, Class A1                         (Aaa, AAA)        6.730           06/17/29          397            394,978
    California Infrastructure Pacific
      Gas and Electric,
      Series 97-1, Class A7                            (Aaa, AAA)        6.420           09/25/08           70             68,594
    Commonwealth Edison Transitional Funding
      Trust, Series 1998-1, Class A6                   (Aaa, AAA)        5.630           06/25/09          200            188,205
    Freddie Mac, Series 2072,
      Class Pk                                         (Aaa, AAA)        6.000           07/15/24          665            653,065
    GE Capital Mortgage Services, Inc.,
      Series 1994-7,
      Class A10                                        (Aaa, AAA)        6.000           02/25/09          348            344,348
    General Motors Acceptance Corp.,
      Class A2-98                                      (Aaa, AAA)        6.700           03/15/08          500            485,782
    Ginnie Mae Pass Through Pool #002217X              (Aaa, AAA)        6.500           08/15/03            3              2,737
    MBNA Master Credit Card Trust,
      Series 1997-I, Class A                           (Aaa, AAA)        6.550           01/15/07          300            298,386
    Mellon Residential Funding                          (NR, AAA)        5.610           10/25/28          720            697,978
    Morgan Stanley Mortgage Trust,
      Series 40, Class 8                               (NR,  AAA)        7.000           07/20/21          307            303,958
                                                                                                                      -----------
TOTAL MORTGAGE & ASSET BACKED SECURITIES (Cost $3,510,862)                                                              3,438,031
                                                                                                                      -----------


                 See Accompanying Notes to Financial Statements.

                                       13


WARBURG PINCUS BALANCED FUND
SCHEDULE OF INVESTMENTS (CONT'D)--OCTOBER 31, 2000
--------------------------------------------------------------------------------

                                                       RATINGS 2                                         PAR
                                                     (MOODY'S/S&P)      RATE%         MATURITY DATE     (000)            VALUE
                                                     -------------     --------       -------------     ------        -----------
AGENCY OBLIGATIONS (11.5%)
    Fannie Mae                                         (Aaa, AAA)        6.500           10/01/29         $248        $   239,008
    Fannie Mae                                         (Aaa, AAA)        7.000           12/01/29          390            382,883
    Fannie Mae                                         (Aaa, AAA)        7.500           12/01/29          392            391,989
    Fannie Mae                                         (Aaa, AAA)        7.500           03/01/30          381            380,420
    Fannie Mae                                         (Aaa, AAA)        8.000           03/01/30          383            387,774
    Fannie Mae N98512                                  (Aaa, AAA)        6.000           08/01/06          466            451,980
    Fannie Mae, Series 1998-M4,
      Class B REMIC 98-M4                              (Aaa, AAA)        6.424           12/25/23          600            584,470
    Ginnie Mae Pool #505682                            (Aaa, AAA)        6.500           06/15/29          231            223,055
                                                                                                                      -----------
TOTAL AGENCY OBLIGATIONS (Cost $3,025,478)                                                                              3,041,579
                                                                                                                      -----------
U.S. TREASURY OBLIGATIONS (4.7%)
    U.S. Treasury Bond                                 (Aaa, AAA)        9.250           02/15/16          245            323,968
    U.S. Treasury Bond                                 (Aaa, AAA)        8.000           11/15/21          605            747,932
    U.S. Treasury Note                                 (Aaa, AAA)        4.250           11/15/03          130            124,159
    U.S. Treasury Note                                 (Aaa, AAA)        5.750           08/15/10           55             54,966
                                                                                                                      -----------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,192,262)                                                                       1,251,025
                                                                                                                      -----------
                                                                                                       NUMBER
                                                                                                         OF
                                                                                                       SHARES
                                                                                                      --------
SHORT TERM INVESTMENTS (2.2%)
    RBB Money Market Portfolio
      (Cost $595,893)                                                                                  595,893            595,893
                                                                                                                      -----------
TOTAL INVESTMENTS AT VALUE (100.1%) (Cost $24,960,723 3)                                                               26,524,904

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.1%)                                                                             (34,126)
                                                                                                                      -----------
NET ASSETS (100.0%)                                                                                                   $26,490,778
                                                                                                                      ===========

                            INVESTMENT ABBREVIATIONS
                  ADR = American Depository Receipt
                   NR = Not Rated
                REMIC = Real Estate Mortgage Investment Conduit


--------------------------------------------------------------------------------

1 Non-income producing security.
2 Credit Ratings by Moody's Investors Services Inc. and Standard & Poors Ratings
  Group are unaudited.
3 Cost for federal income tax purposes is $24,960,931.

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS VALUE FUND
SCHEDULE OF INVESTMENTS--OCTOBER 31, 2000
--------------------------------------------------------------------------------

                                                      NUMBER
                                                        OF
                                                      SHARES           VALUE
                                                      ------       ------------
COMMON STOCKS (94.0%)
AEROSPACE & DEFENSE (1.1%)
    Textron, Inc.                                     62,000       $  3,127,125
                                                                   ------------
BANKS & SAVINGS & LOANS (8.4%)
    Bank One Corp.                                   168,600          6,153,900
    Chase Manhattan Corp.                             78,650          3,578,575
    Citigroup Inc.                                    57,300          3,015,412
    Comerica, Inc.                                    77,200          4,656,125
    FleetBoston Financial Corp.                       83,000          3,154,000
    Wells Fargo & Co.                                 97,000          4,492,312
                                                                    -----------
                                                                     25,050,324
                                                                   ------------
BUSINESS SERVICES (0.8%)
    IMS Health, Inc.                                  98,900          2,336,512
                                                                   ------------
CAPITAL EQUIPMENT (6.8%)
    American Standard Companies, Inc.1               158,400          7,266,600
    Ingersoll-Rand Co.                               154,700          5,839,925
    ITT Industries, Inc.                             128,600          4,187,537
    Navistar International Corp.                      84,500          2,793,781
                                                                   ------------
                                                                     20,087,843
                                                                   ------------
CHEMICALS (0.6%)
    Rohm & Haas Co.                                   56,300          1,692,519
                                                                   ------------
COMMUNICATIONS & MEDIA (2.0%)
    Comcast Corp., Class A1                           72,000          2,934,000
    Knight-Ridder, Inc.                               60,500          3,040,125
                                                                   ------------
                                                                      5,974,125
                                                                   ------------
COMPUTERS (2.5%)
    Compaq Computer Corp.                            243,200          7,395,712
                                                                   ------------
CONGLOMERATES (1.8%)
    Harsco Corp.                                     110,300          2,226,681
    TRW, Inc.                                         77,000          3,234,000
                                                                   ------------
                                                                      5,460,681
                                                                   ------------
CONSUMER DURABLES (4.6%)
    Ford Motor Co.                                   224,464          5,864,122
    Lear Corp.1                                      140,400          3,825,900
    Visteon Corp.                                    230,784          4,081,992
                                                                   ------------
                                                                     13,772,014
                                                                   ------------
ELECTRIC-UTILITIES (2.4%)
    Allegheny Energy, Inc.                           123,500          5,055,781
    American Electric Power Co., Inc.                 48,800          2,025,200
                                                                   ------------
                                                                      7,080,981
                                                                   ------------

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS VALUE FUND
SCHEDULE OF INVESTMENTS (CONT'D)--OCTOBER 31, 2000
--------------------------------------------------------------------------------

                                                      NUMBER
                                                        OF
                                                      SHARES           VALUE
                                                      ------       ------------
COMMON STOCKS (CONT'D)
ENERGY (11.0%)
    Anadarko Petroleum Corp.                          75,590       $  4,841,539
    BP Amoco PLC ADR                                  80,894          4,120,538
    Devon Energy Corp.                               111,500          5,619,600
    El Paso Energy Corp.                              73,100          4,582,456
    Exxon Mobil Corp.                                 68,100          6,073,669
    Royal Dutch Petroleum Co. ADR                     74,900          4,447,188
    Tosco Corp.                                       48,800          1,396,900
    Valero Energy Corp.                               50,400          1,666,350
                                                                    -----------
                                                                     32,748,240
                                                                   ------------
FINANCIAL SERVICES (10.5%)
    Allied Capital Corp.                             252,900          5,216,063
    American General Corp.                            38,200          3,075,100
    Fannie Mae                                        79,800          6,144,600
    Jefferson-Pilot Corp.                             37,000          2,543,750
    Lehman Brothers Holdings, Inc.                    95,000          6,127,500
    MBIA, Inc.                                        42,200          3,067,413
    MGIC Investment Corp.                             46,800          3,188,250
    Stilwell Financial, Inc.                          40,200          1,801,463
                                                                   ------------
                                                                     31,164,139
                                                                   ------------
FOOD, BEVERAGES & TOBACCO (8.5%)
    Anheuser-Busch Companies, Inc.                    91,000          4,163,250
    ConAgra Foods, Inc.                               85,500          1,827,563
    General Mills, Inc.                              173,600          7,247,800
    Keebler Foods Co.                                194,100          7,861,050
    Quaker Oats Co.                                   49,700          4,053,656
                                                                   ------------
                                                                     25,153,319
                                                                   ------------
HEALTHCARE (5.1%)
    Abbott Laboratories                               90,500          4,779,531
    Baxter International, Inc.                        76,700          6,303,781
    Becton, Dickinson & Co.                          124,600          4,174,100
                                                                   ------------
                                                                     15,257,412
                                                                   ------------
INDUSTRIAL MFG. & PROCESSING (5.5%)
    Eaton Corp.                                       46,000          3,130,875
    Johnson Controls, Inc.                            58,500          3,488,063
    Minnesota Mining & Manufacturing Co.              40,400          3,903,650
    Tyco International, Ltd.                         105,100          5,957,856
                                                                   ------------
                                                                     16,480,444
                                                                   ------------
OFFICE EQUIPMENT & SUPPLIES (0.9%)
    Pitney Bowes, Inc.                                87,200          2,588,750
                                                                   ------------

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS VALUE FUND
SCHEDULE OF INVESTMENTS (CONT'D)--OCTOBER 31, 2000
--------------------------------------------------------------------------------

                                                      NUMBER
                                                        OF
                                                      SHARES           VALUE
                                                      ------        -----------
COMMON STOCKS (CONT'D)
OIL SERVICES (6.2%)
    Nabors Industries, Inc.1                          95,500       $  4,860,950
    Parker Drilling Co.1                             209,608          1,257,648
    Pride International, Inc.1                       195,700          4,953,656
    R & B Falcon Corp.1                              299,400          7,485,000
                                                                   ------------
                                                                     18,557,254
                                                                   ------------
PHARMACEUTICALS (4.2%)
    American Home Products Corp.                      66,100          4,197,350
    Lilly (Eli) & Co.                                 42,900          3,834,188
    Pharmacia Corp.                                   79,042          4,347,310
                                                                   ------------
                                                                     12,378,848
                                                                   ------------
RETAIL (5.5%)
    Federated Department Stores, Inc.1               149,100          4,855,069
    Lowe's Companies, Inc.                            65,000          2,969,688
    Ross Stores, Inc.                                223,200          2,943,450
    Safeway, Inc.1                                   102,400          5,600,000
                                                                   ------------
                                                                     16,368,207
                                                                   ------------
TELECOMMUNICATIONS & EQUIPMENT (4.9%)
    SBC Communications, Inc.                         135,049          7,790,639
    Verizon Communications                            75,100          4,341,719
    WorldCom, Inc.1                                  107,900          2,562,625
                                                                   ------------
                                                                     14,694,983
                                                                   ------------
TRANSPORTATION (0.7%)
    Burlington Northern Santa Fe Corp.                81,200          2,156,875
                                                                   ------------
TOTAL COMMON STOCKS (Cost $227,170,047)                             279,526,307
                                                                   ------------
CONVERTIBLE PREFERRED STOCK (0.7%)
    Equity Residential Properties Series G 7.25%,
      Perpetual Convertible
      (Callable 09/15/02 @ $25.91)
      (Cost $2,512,171)                              101,000          2,247,250
                                                                   ------------
SHORT TERM INVESTMENTS (5.3%)
    Institutional Money Market Trust               1,472,534          1,472,534
    RBB Money Market Portfolio                    14,255,836         14,255,836
                                                                   ------------
TOTAL SHORT TERM INVESTMENTS (Cost $15,728,370)                      15,728,370
                                                                   ------------
TOTAL INVESTMENTS AT VALUE (100.0%)
  (Cost $245,410,588 2)                                             297,501,927

LIABILITIES IN EXCESS OF OTHER ASSETS (0.0%)                           (102,169)
                                                                   ------------
NET ASSETS (100.0%)                                                $297,399,758
                                                                   ============

                            INVESTMENT ABBREVIATIONS
                        ADR = American Depository Receipt

--------------------------------------------------------------------------------
1 Non-income producing security.
2 Cost for federal income tax purposes is $245,909,140.

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS CAPITAL APPRECIATION FUND
SCHEDULE OF INVESTMENTS--OCTOBER 31, 2000
--------------------------------------------------------------------------------

                                                      NUMBER
                                                        OF
                                                      SHARES           VALUE
                                                      ------        -----------
COMMON STOCKS (91.1%)
BANKS & SAVINGS & LOANS (6.8%)
    Citigroup, Inc.                                1,237,866     $   65,142,698
    Northern Trust Corp.                             375,900         32,092,462
    Wells Fargo & Co.                                316,900         14,676,431
                                                                 --------------
                                                                    111,911,591
                                                                 --------------
BUSINESS SERVICES (0.7%)
    Omnicom Group, Inc.                              126,900         11,706,525
                                                                 --------------
COMMUNICATIONS & MEDIA (7.6%)
    AT&T Corp. - Liberty Media Corp., Class A1     1,053,900         18,970,200
    Clear Channel Communications, Inc.1              153,900          9,243,619
    Comcast Corp., Class A1                          519,500         21,169,625
    Crown Media Holdings, Inc., Class A1             622,900          8,642,737
    Finisar Corp.1                                   111,600          3,215,475
    Foundry Networks, Inc.1                           93,000          6,178,687
    Time Warner, Inc.                                294,300         22,340,313
    Viacom, Inc., Class B1                           642,392         36,536,045
                                                                 --------------
                                                                    126,296,701
                                                                 --------------
COMPUTERS (10.9%)
    Brocade Communications Systems, Inc.1             45,200         10,277,350
    EMC Corp.1                                       374,100         33,318,281
    Microsoft Corp.1                                 466,600         32,137,075
    Oracle Systems Corp.1                            691,500         22,819,500
    Palm, Inc.1                                      325,800         17,450,662
    Siebel Systems, Inc.1                            111,000         11,648,062
    Sun Microsystems, Inc.1                          321,000         35,590,875
    Verisign, Inc.1                                   66,000          8,712,000
    Veritas Software Corp.1                           57,800          8,150,703
                                                                 --------------
                                                                    180,104,508
                                                                 --------------
CONGLOMERATES (3.3%)
    General Electric Co.                             981,600         53,803,950
                                                                 --------------
CONSUMER NON-DURABLES (0.8%)
    Procter & Gamble Co.                             187,900         13,423,106
                                                                 --------------
ELECTRONICS (7.3%)
    Intel Corp.                                      905,200         40,734,000
    JDS Uniphase Corp.1                              157,000         12,775,875
    Maxim Integrated Products, Inc.1                 198,700         13,176,294
    PMC-Sierra, Inc.1                                 38,700          6,559,650
    Sanmina Corp.1                                   293,100         33,504,994
    Tycom, Ltd.1                                     434,900         14,569,150
                                                                 --------------
                                                                    121,319,963
                                                                 --------------
ENERGY (2.7%)
    Bonneville Pacific Corp.1,2                       16,883                  0
    BP Amoco PLC ADR                                 273,500         13,931,406

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS CAPITAL APPRECIATION FUND
SCHEDULE OF INVESTMENTS (CONT'D)--OCTOBER 31, 2000
--------------------------------------------------------------------------------

                                                      NUMBER
                                                        OF
                                                      SHARES           VALUE
                                                      ------        -----------
COMMON STOCKS (CONT'D)
ENERGY (cont'd)
    Devon Energy Corp.                               540,100     $   27,221,040
    Southern Energy, Inc.1                            99,300          2,705,925
                                                                 --------------
                                                                     43,858,371
                                                                 --------------
FINANCIAL SERVICES (13.8%)
    American Express Co.                             473,700         28,422,000
    American General Corp.                           293,300         23,610,650
    American International Group, Inc.               433,687         42,501,326
    Berkshire Hathaway, Inc., Class B1                 3,560          7,486,680
    Freddie Mac                                      857,200         51,432,000
    MBNA Corp.                                       910,300         34,193,144
    Morgan Stanley, Dean Witter, & Co.               308,200         24,752,312
    Stilwell Financial, Inc.                         350,100         15,688,856
                                                                 --------------
                                                                    228,086,968
                                                                 --------------
FOOD, BEVERAGES & TOBACCO (2.2%)
    Anheuser-Busch Companies, Inc.                   779,700         35,671,275
                                                                 --------------
GAS & UTILITIES (0.9%)
    Enron Corp.                                      190,700         15,649,319
                                                                 --------------
HEALTHCARE (4.7%)
    Abbott Laboratories                              139,300          7,356,781
    ALZA Corp.1                                      161,700         13,087,594
    King Pharmaceuticals, Inc.1                      198,500          8,895,281
    Medtronic, Inc.                                  326,800         17,749,325
    PE Corp.- PE Biosystems Group                    256,500         30,010,500
                                                                 --------------
                                                                     77,099,481
                                                                 --------------
INDUSTRIAL MANUFACTURING & PROCESSING (3.1%)
    Corning, Inc.                                    171,600         13,127,400
    Tyco International, Ltd.                         660,100         37,419,419
                                                                 --------------
                                                                     50,546,819
                                                                 --------------
LEISURE & ENTERTAINMENT (0.9%)
    Walt Disney Co.                                  401,800         14,389,463
                                                                 --------------
OIL SERVICES (3.5%)
    Cooper Cameron Corp.1                            223,700         12,191,650
    Nabors Industries, Inc.1                         351,000         17,865,900
    Noble Drilling Corp.1                            180,700          7,510,344
    Transocean Sedco Forex, Inc.                     146,000          7,738,000
    Varco International, Inc.1                       749,900         12,935,775
                                                                 --------------
                                                                     58,241,669
                                                                 --------------
PHARMACEUTICALS (10.6%)
    American Home Products Corp.                     427,600         27,152,600
    Medimmune, Inc.1                                 281,600         18,409,600
    Pfizer, Inc.                                   1,226,275         52,959,752

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS CAPITAL APPRECIATION FUND
SCHEDULE OF INVESTMENTS (CONT'D)--OCTOBER 31, 2000
--------------------------------------------------------------------------------

                                                      NUMBER
                                                        OF
                                                      SHARES           VALUE
                                                      ------        -----------
COMMON STOCKS (CONT'D)
PHARMACEUTICALS (cont'd)
    Pharmacia Corp.                                  845,128     $   46,482,040
    Schering-Plough Corp.                            596,700         30,841,931
                                                                 --------------
                                                                    175,845,923
                                                                 --------------
PUBLISHING (0.6%)
    Reader's Digest Assn., Inc., Class A             286,000         10,492,625
                                                                 --------------
RETAIL (1.7%)
    CVS Corp.                                         67,700          3,583,869
    Home Depot, Inc.                                 142,650          6,133,950
    Safeway, Inc.1                                   336,100         18,380,469
                                                                 --------------
                                                                     28,098,288
                                                                 --------------
METALS & MINING (1.2%)
    Dynegy, Inc.                                     413,000         19,127,063
                                                                 --------------
TELECOMMUNICATIONS & EQUIPMENT (6.5%)
    CIENA Corp.1                                     136,400         14,339,050
    Cisco Systems, Inc.1                             761,000         40,998,875
    Lucent Technologies, Inc.                        705,900         16,456,294
    Nortel Networks Corp.                            203,800          9,272,900
    Qwest Communications International, Inc.1        536,100         26,067,863
                                                                 --------------
                                                                    107,134,982
                                                                 --------------
UTILITIES - ELECTRIC (1.4%)
    AES Corp.1                                       139,400          7,876,100
    Constellation Energy Group                       354,200         14,765,713
                                                                 --------------
                                                                     22,641,813
                                                                 --------------
TOTAL COMMON STOCKS (Cost $1,145,023,953)                         1,505,450,403
                                                                 --------------
PREFERRED STOCKS (0.0%)
    Fresenius National Medical, Inc., Class D1
      (Cost $18,553)                                  90,000              2,655
                                                                 --------------
SHORT TERM INVESTMENTS (10.9%)
    Institutional Money Market Trust             101,976,763        101,976,763
    RBB Money Market Portfolio                    78,143,001         78,143,001
                                                                 --------------
TOTAL SHORT TERM INVESTMENTS (Cost $180,119,764)                    180,119,764
                                                                 --------------
TOTAL INVESTMENTS AT VALUE (102.0%) (Cost $1,325,162,270 3)       1,685,572,822

LIABILITIES IN EXCESS OF OTHER ASSETS (-2.0%)                       (33,368,256)
                                                                 --------------
NET ASSETS (100.0%)                                              $1,652,204,566
                                                                 ==============

                            INVESTMENT ABBREVIATIONS
                        ADR = American Depository Receipt
--------------------------------------------------------------------------------
1 Non-income producing security.
2 Bond is currently in default.
3 Costs for federal income tax purposes is $1,328,357,798.

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS DOMESTIC EQUITY FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2000
--------------------------------------------------------------------------------


                                                               WARBURG PINCUS      WARBURG PINCUS      WARBURG PINCUS
                                                                  BALANCED             VALUE         CAPITAL APPRECIATION
                                                                    FUND                FUND                FUND
                                                               --------------      --------------    --------------------
ASSETS
  Investments at value (Cost - $24,960,723,
    $245,410,588, and $1,325,162,270, respectively)             $26,524,904        $297,501,927        $1,685,572,822
  Foreign currency (Cost - $9, $0, and $0, respectively)                  8                   0                     0
  Receivable for investment securities sold                         889,522           5,297,063            38,049,402
  Dividends, interest, and reclaim receivable                       150,449             355,389               689,794
  Cash                                                              141,643                   0                     0
  Receivable for fund shares sold                                     8,617             281,963             4,833,594
  Receivable from advisor                                             5,543                   0                     0
  Prepaid expenses and other assets                                  29,525              47,200                90,963
                                                                -----------        ------------        --------------
      Total Assets                                               27,750,211         303,483,542         1,729,236,575
                                                                -----------        ------------        --------------
LIABILITIES
  Advisory fee payable                                                    0             182,978               975,007
  Administrative fee payable                                          7,212              51,495               257,987
  Directors fee payable                                               2,575               2,992                 3,375
  Payable for investment purchases                                1,200,438           5,250,831            73,310,526
  Payable for fund shares redeemed                                    1,489             313,659             1,989,043
  Accrued expenses payable                                           47,719             281,829               496,071
                                                                -----------        ------------        --------------
      Total Liabilities                                           1,259,433           6,083,784            77,032,009
                                                                -----------        ------------        --------------
NET ASSETS
  Capital stock, $0.001 par value                                     2,031              17,160                53,978
  Paid-in capital                                                21,375,430         205,871,194         1,058,468,759
  Accumulated undistributed net investment income                    49,217              15,908                     0
  Accumulated net realized gain from investments                  3,499,983          39,404,157           233,271,277
  Net unrealized appreciation from investments                    1,564,117          52,091,339           360,410,552
                                                                -----------        ------------        --------------
      Net Assets                                                $26,490,778        $297,399,758        $1,652,204,566
                                                                ===========        ============        ==============
COMMON SHARES
  Net assets                                                    $26,435,279        $254,842,096        $1,618,146,863
                                                                -----------        ------------        --------------
  Shares outstanding                                              2,026,354          16,453,190            52,937,986
                                                                -----------        ------------        --------------
  Net asset value, offering price and redemption
    price per share                                             $     13.05        $      15.49        $        30.57
                                                                ===========        ============        ==============
ADVISOR SHARES
  Net assets                                                    $    55,499        $ 42,557,662        $   34,057,703
                                                                -----------        ------------        --------------
  Shares outstanding                                                  4,260           2,747,617             1,139,790
                                                                -----------        ------------        --------------
  Net asset value, offering price and redemption
    price per share                                             $     13.03        $      15.49        $        29.88
                                                                ===========        ============        ==============

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS DOMESTIC EQUITY FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2000
--------------------------------------------------------------------------------


                                                                       WARBURG PINCUS      WARBURG PINCUS        WARBURG PINCUS
                                                                         BALANCED              VALUE          CAPITAL APPRECIATION
                                                                           FUND                 FUND                   FUND
                                                                       --------------      --------------     --------------------
INVESTMENT INCOME:
    Dividends                                                           $   188,397         $  6,646,417          $  4,670,287
    Interest                                                                814,817              428,139             6,787,530
    Foreign taxes withheld                                                   (2,378)                   0               (40,830)
                                                                        -----------         ------------          ------------
      Total investment income                                             1,000,836            7,074,556            11,416,987
                                                                        -----------         ------------          ------------
EXPENSES:
    Investment advisory fees                                                266,944            2,924,687            10,269,516
    Administrative services fees                                             79,200              934,421             2,695,143
    Shareholder servicing/distribution fees                                  74,546              265,419               164,997
    Transfer agent fees                                                      43,652              334,547               632,800
    Printing expense                                                         36,917               94,753               251,182
    Registration fees                                                        29,169               52,745               166,238
    Custodian/Sub-custodian fees                                             19,889               79,201               235,282
    Audit fees                                                               14,150               31,140                36,200
    Legal fees                                                               12,556               28,810                67,444
    Directors/Trustees fees                                                  10,471               12,679                14,472
    Interest expense                                                          2,453               12,350                 7,719
    Insurance expense                                                         1,602                9,599                10,381
    Miscellaneous expenses                                                    3,309               20,672                32,284
                                                                        -----------         ------------          ------------
                                                                            594,858            4,801,023            14,583,658
                                                                        -----------         ------------          ------------
    Less: fees waived and transfer agent offsets                            193,985               77,642               277,889
                                                                        -----------         ------------          ------------
      Total expenses                                                        400,873            4,723,381            14,305,769
                                                                        -----------         ------------          ------------
        Net investment income (loss)                                        599,963            2,351,175            (2,888,782)
                                                                        -----------         ------------          ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
    Net realized gain from investments                                    3,526,457           39,795,180           237,925,562
    Net realized loss from foreign currency transactions                          0              (11,316)                    0
    Net change in unrealized appreciation/depreciation
      from investments                                                   (1,581,193)         (37,443,839)           74,622,990
                                                                        -----------         ------------          ------------
        Net realized and unrealized gain from
          investments                                                     1,945,264            2,340,025           312,548,552
                                                                        -----------         ------------          ------------
Net increase in net assets resulting from operations                    $ 2,545,227         $  4,691,200          $309,659,770
                                                                        ===========         ============          ============

                 See Accompanying Notes to Financial Statements

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

WARBURG PINCUS DOMESTIC EQUITY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                             WARBURG PINCUS                        WARBURG PINCUS
                                                             BALANCED FUND                           VALUE FUND
                                                   -------------------------------       ---------------------------------
                                                   FOR THE YEAR       FOR THE YEAR       FOR THE YEAR        FOR THE YEAR
                                                      ENDED               ENDED             ENDED                ENDED
                                                   OCTOBER 31,        OCTOBER 31,         OCTOBER 31,         OCTOBER 31,
                                                       2000               1999               2000                1999
                                                   ------------       ------------       -------------       -------------
FROM OPERATIONS:
  Net investment income (loss)                     $    599,963       $    667,389       $   2,351,175       $   4,505,022
  Net realized gain from investments                  3,526,457          4,039,738          39,795,180         119,380,196
  Net realized loss from foreign
    currency transactions                                     0               (577)            (11,316)             (1,126)
  Net change in unrealized appreciation
    (depreciation) from investments                  (1,581,193)          (264,449)        (37,443,839)         (7,555,427)
                                                   ------------       ------------       -------------       -------------
  Net increase in net assets resulting
    from operations                                   2,545,227          4,442,101           4,691,200         116,328,665
                                                   ------------       ------------       -------------       -------------
FROM DIVIDENDS AND DISTRIBUTIONS:
  Dividends from net investment income:
    Common Class shares                                (602,587)          (693,463)         (2,329,612)         (4,530,686)
    Advisor Class shares                                 (2,189)            (3,960)           (100,448)           (156,348)
  Distributions from net realized gains:
    Common Class shares                              (3,994,518)        (2,782,788)       (103,988,288)        (21,637,029)
    Advisor Class shares                                (27,294)           (16,488)        (14,935,526)         (2,951,282)
                                                   ------------       ------------       -------------       -------------
  Net decrease in net assets from dividends
    and distributions                                (4,626,588)        (3,496,699)       (121,353,874)        (29,275,345)
                                                   ------------       ------------       -------------       -------------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares                        8,511,499          7,292,072          69,932,188         205,453,087
  Reinvestment of dividends and distributions         4,297,386          3,342,592         118,061,173          28,469,978
  Net asset value of shares redeemed                (17,307,684)       (14,218,841)       (447,785,129)       (447,327,821)
                                                   ------------       ------------       -------------       -------------
    Net increase (decrease) in net assets
      from capital share transactions                (4,498,799)        (3,584,177)       (259,791,768)       (213,404,756)
                                                   ------------       ------------       -------------       -------------
  Net increase (decrease) in net assets              (6,580,160)        (2,638,775)       (376,454,442)       (126,351,436)
NET ASSETS:
  Beginning of year                                  33,070,938         35,709,713         673,854,200         800,205,636
                                                   ------------       ------------       -------------       -------------
  End of year                                      $ 26,490,778       $ 33,070,938       $ 297,399,758       $ 673,854,200
                                                   ============       ============       =============       =============
  Undistributed net investment income:             $     49,217       $     50,302       $      15,908       $      94,711
                                                   ============       ============       =============       =============



                                                             WARBURG PINCUS
                                                         CAPITAL APPRECIATION FUND
                                                   ------------------------------------
                                                    FOR THE YEAR          FOR THE YEAR
                                                        ENDED                 ENDED
                                                     OCTOBER 31,          OCTOBER 31,
                                                        2000                  1999
                                                   --------------        --------------
FROM OPERATIONS:
  Net investment income (loss)                     $   (2,888,782)       $   (2,181,859)
  Net realized gain from investments                  237,925,562           120,985,252
  Net realized loss from foreign
    currency transactions                                       0                     0
  Net change in unrealized appreciation
    (depreciation) from investments                    74,622,990           146,455,307
                                                   --------------        --------------
  Net increase in net assets resulting
    from operations                                   309,659,770           265,258,700
                                                   --------------        --------------
FROM DIVIDENDS AND DISTRIBUTIONS:
  Dividends from net investment income:
    Common Class shares                                         0              (220,220)
    Advisor Class shares                                        0                     0
  Distributions from net realized gains:
    Common Class shares                              (114,581,024)          (29,615,988)
    Advisor Class shares                               (2,730,915)           (1,286,536)
                                                   --------------        --------------
  Net decrease in net assets from dividends
    and distributions                                (117,311,939)          (31,122,744)
                                                   --------------        --------------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares                        771,966,396           366,818,755
  Reinvestment of dividends and distributions         106,986,590            29,488,316
  Net asset value of shares redeemed                 (454,064,808)         (268,968,150)
                                                   --------------        --------------
    Net increase (decrease) in net assets
      from capital share transactions                 424,888,178           127,338,921
                                                   --------------        --------------
  Net increase (decrease) in net assets               617,236,009           361,474,877
NET ASSETS:
  Beginning of year                                 1,034,968,557           673,493,680
                                                   --------------        --------------
  End of year                                      $1,652,204,566        $1,034,968,557
                                                   ==============        ==============
  Undistributed net investment income:             $            0        $            0
                                                   ==============        ==============


                 See Accompanying Notes to Financial Statements.

                                    24 and 25

WARBURG PINCUS BALANCED FUND
FINANCIAL HIGHLIGHTS
(For an Advisor Class share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------


                                                2000         1999         1998        1997 1      1997 2       1996 2
                                               ------       ------       ------       ------      ------       ------
PER-SHARE DATA
  Net asset value, beginning of period         $13.85       $13.47       $14.37       $14.22      $11.94       $11.13
                                               ------       ------       ------       ------      ------       ------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                   0.38         0.26         0.21         0.03       (0.02)        0.37
  Net gains on investments
    (both realized and unrealized)               0.64         1.43         0.41         0.16        2.67         0.68
                                               ------       ------       ------       ------      ------       ------
      Total from investment activities           1.02         1.69         0.62         0.19        2.65         1.05
                                               ------       ------       ------       ------      ------       ------
LESS DIVIDENDS AND DISTRIBUTIONS:
  Dividends from net investment income          (0.19)       (0.25)       (0.23)       (0.04)      (0.22)       (0.09)
  Distributions from net realized gains         (1.65)       (1.06)       (1.29)        0.00       (0.15)       (0.15)
                                               ------       ------       ------       ------      ------       ------
      Total dividends and distributions         (1.84)       (1.31)       (1.52)       (0.04)      (0.37)       (0.24)
                                               ------       ------       ------       ------      ------       ------
NET ASSET VALUE, END OF PERIOD                 $13.03       $13.85       $13.47       $14.37      $14.22       $11.94
                                               ======       ======       ======       ======      ======       ======
Total return                                     7.95%       13.37%        4.93%        1.30%3     22.66%        9.56%

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (000s omitted)       $   55       $  265       $  168       $  158      $  149       $   12
  Ratio of expenses to average
    net assets                                   1.62%4       1.60%4       1.60%4       1.60%4      1.60%4       1.71%
  Ratio of net income to average
    net assets                                   1.77%        1.69%        1.52%        1.13%5      1.53%       (4.11)%
  Decrease reflected in above operating
    expense ratios due to waivers/
    reimbursements                               0.63%        0.63%        1.19%        1.35%5      1.21%      203.35%
Portfolio turnover rate                            75%         117%         132%          15%5       120%         108%


--------------------------------------------------------------------------------

1 For the two months ended October 31, 1997.
2 For the year ended August 31.
3 Non-Annualized.
4 Interest earned on uninvested cash balances is used to offset portions of transfer agent expense. These arrangements resulted in reduction to the Adviser Shares net expense ratio by .02% for the year ended October 31, 2000. These arrangements had no effect on the funds expense ratios for the previous periods. The Advisor Shares operating expense ratio after reflecting these arrangements was 1.60% for the year ended October 31, 2000.
5 Annualized.

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS VALUE FUND
FINANCIAL HIGHLIGHTS
(For an Advisor Class share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------


                                                  2000           1999            1998          1997 1        1997 2         1996
                                                 -------        -------        -------        -------       -------        -------
PER-SHARE DATA
  Net asset value, beginning of period           $ 18.92        $ 16.96        $ 18.55        $ 18.42       $ 14.88        $ 16.38
                                                 -------        -------        -------        -------       -------        -------
INVESTMENT ACTIVITIES:
  Net investment income                             0.01           0.03           0.10           0.01          0.07           0.08
  Net gains (losses) on investments
    and foreign currency related items
    (both realized and unrealized)                  0.73           2.49           1.35           0.14          3.55          (0.70)
                                                 -------        -------        -------        -------       -------        -------
      Total from investment activities              0.74           2.52           1.45           0.15          3.62          (0.61)
                                                 -------        -------        -------        -------       -------        -------
LESS DIVIDENDS AND DISTRIBUTIONS:
  Dividends from net investment income             (0.03)         (0.03)         (0.09)         (0.02)        (0.08)         (0.07)
  Distributions from net realized gains            (4.14)         (0.53)         (2.95)          0.00          0.00          (0.81)
                                                 -------        -------        -------        -------       -------        -------
      Total dividends and distributions            (4.17)         (0.56)         (3.04)         (0.02)        (0.08)         (0.88)
                                                 -------        -------        -------        -------       -------        -------
NET ASSET VALUE, END OF PERIOD                   $ 15.49        $ 18.92        $ 16.96        $ 18.55       $ 18.42        $ 14.88
                                                 =======        =======        =======        =======       =======        ======
Total return                                        5.47%         15.20%          8.70%          0.81%3       24.37%         (3.92)%

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (000s omitted)         $42,558        $71,572        $96,397        $87,929       $84,867        $79,565
    Ratio of expenses to average
      net assets4                                   1.66%          1.64%          1.55%          1.58%5        1.54%          1.59%
    Ratio of net income to average
      net assets                                    0.17%          0.15%          0.47%          0.35%5        0.43%          0.28%
Portfolio turnover rate                               49%            78%            78%            19%5         148%            94%


--------------------------------------------------------------------------------

1 For the two months ended October 31, 1997.
2 For the year ended August 31.
3 Non-Annualized.
4 Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in reduction to the Advisor Shares net expense ratio by .02% for the year ended October 31, 2000 and by .01% for the year ended October 31, 1999, and .00% for the year or period ended 1998, 1997, and 1996. These arrangements had no effect on the funds expense ratios for the previous periods. The Advisor Shares operating expense ratio after reflecting these arrangements was 1.64% for the year ended October 31, 2000, and 1.63% for the year ended October 31, 1999.
5 Annualized.

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS CAPITAL APPRECIATION FUND
FINANCIAL HIGHLIGHTS
(For an Advisor Class share of the Fund Outstanding Throughout Each Year)
--------------------------------------------------------------------------------


                                                  2000           1999           1998           1997          1996
                                                -------        -------        -------        -------        -------
PER-SHARE DATA
  Net asset value, beginning of year            $ 25.28        $ 19.21        $ 20.82        $ 17.73        $ 16.26
                                                -------        -------        -------        -------        -------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                    (0.21)         (0.20)         (0.09)          0.02           0.02
  Net gains on investments
    (both realized and unrealized)                 7.58           7.18           2.29           4.89           3.49
                                                -------        -------        -------        -------        -------
      Total from investment activities             7.37           6.98           2.20           4.91           3.51
                                                -------        -------        -------        -------        -------
LESS DIVIDENDS AND DISTRIBUTIONS:
  Dividends from net investment income             0.00           0.00           0.00          (0.01)          0.00
  Distributions from net realized gains           (2.77)         (0.91)         (3.81)         (1.81)         (2.04)
                                                -------        -------        -------        -------        -------
      Total dividends and distributions           (2.77)         (0.91)         (3.81)         (1.82)         (2.04)
                                                -------        -------        -------        -------        -------
NET ASSET VALUE, END OF YEAR                    $ 29.88        $ 25.28        $ 19.21        $ 20.82        $ 17.73
                                                =======        =======        =======        =======        =======
Total return                                      30.83%         37.62%         12.23%         30.37%         24.15%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year (000s omitted)          $34,058        $29,299        $26,836        $34,601        $23,440
  Ratio of expenses to average
    net assets1                                    1.48%          1.51%          1.43%          1.48%          1.53%
  Ratio of net income/(loss) to average
    net assets                                    (0.69)%        (0.73)%         0.39%          0.08%         (0.09)%
Portfolio turnover rate                             140%           144%           169%           238%           171%

--------------------------------------------------------------------------------

1 Interest earned on uninvested cash balances is used to offset portions of transfer agent expense. These arrangements resulted in a reduction to the Advisor Shares net expense ratio by .02% for the year ended October 31, 2000, .01%, .00%, .00% and .01% for the year or period ended October 31, 1999, 1998, 1997 and 1996 respectively. The Advisor Shares operating expense ratio after reflecting these arrangements were 1.46% for the year ended October 31, 2000 1.50%, 1.43%, 1.48%, and 1.52% for each of the years ended October 31, 1999, 1998, 1997 and 1996, respectively.

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS DOMESTIC EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2000
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

   The Warburg Pincus Balanced Fund (the "Balanced Fund"), Warburg Pincus Value Fund (formerly, Warburg Pincus Growth & Income Fund) (the "Value Fund"), and Warburg Pincus Capital Appreciation Fund (the "Capital Appreciation Fund"), each a Maryland corporation, are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as diversified, open-end management investment companies (each, a "Fund" and collectively, the "Funds").

   Investment objectives for each fund are as follows: the Balanced Fund seeks maximum total return through a combination of long-term growth of capital, and current income consistent with preservation of capital; the Value Fund seeks long-term growth of capital, income and a reasonable current return; the Capital Appreciation Fund seeks long-term capital appreciation.

   Each Fund (except the Capital Appreciation Fund) may invest up to 15% of its net assets in non-publicly traded securities. The Capital Appreciation Fund may invest up to 10% of its total assets in such securities. Non-publicly traded securities may be less liquid than publicly traded securities, and they may be difficult or impossible to sell at the time and the price the Fund would like. In addition, the lack of an active market may make it difficult to obtain an accurate price for a Fund security.

   Each Fund offers two classes of shares, one class being referred to as the Common Class shares and one class being referred to as Advisor Class shares. Common and Advisor Class shares in each Fund represent an equal pro rata interest in such Fund, except that they bear different expenses which reflect the difference in the range of services provided to them. Common Class shares for the Balanced Fund bear expenses paid pursuant to a shareholder servicing and distribution plan at an annual rate not to exceed .25% of the average daily net asset value of each Fund's Common Class share. Advisor Class shares bear expenses paid pursuant to a distribution plan adopted by each Fund at an annual rate not to exceed .75% of the average daily net asset value of each Fund's Advisor Class shares. Advisor Class shares are currently bearing expenses of
 .50% of average daily net assets.

   The net asset value of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange. Each Fund's investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, investments are generally valued at the most recent bid price and if there is no bid price available, at the most recent ask price. In the absence of market quotations, investments are generally valued at fair value as determined by or under the direction of the Fund's Board. Short-term investments that mature in 60 days or less are

WARBURG PINCUS DOMESTIC EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 2000
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES -- (CONT'D)

valued on the basis of amortized cost, which approximates market value, unless the Board determines that using this method would not reflect an investment's value.

   The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds do not isolate that portion of realized gains and losses on investments in equity securities which are due to changes in the foreign exchange rate from that which are due to changes in market prices of equity securities. The Funds isolate that portion of realized gains and losses on investments in debt securities which are due to changes in the foreign exchange rate from that which are due to changes in market prices of debt securities.

   Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Income, expenses (excluding class-specific expenses, principally distribution and shareholder servicing fees) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares. The cost of investments sold is determined by use of the high cost method for both financial reporting and income tax purposes.

   Dividends from net investment income and net realized capital gains, if any, are declared and paid at least annually (except with respect to the Value Fund and the Balanced Fund for which dividends, if any, are paid quarterly). However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

   No provision is made for federal taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended ("the Code"), and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

WARBURG PINCUS DOMESTIC EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 2000
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES -- (CONT'D)

   Pursuant to an exemptive order issued by the Securities and Exchange Commission, each Fund, along with other Funds advised by Credit Suisse Asset Management LLC, ("CSAM"), can transfer uninvested cash balances to a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities, pledged as collateral for repurchase agreements, are held by the Funds' custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the counterparty to the agreement, retention of the collateral may be subject to legal proceedings. At October 31, 2000 the Funds had no investments in repurchase agreements.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   The Funds have an arrangement with their transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of their transfer agent expense.

   For the year ended October 31, 2000, the Funds received credits or reimbursements under this arrangement as follows:

           FUND                                                     AMOUNT
           ----                                                   ---------
           Balanced Fund                                          $  5,863
           Value Fund                                               77,642
           Capital Appreciation Fund                               277,889


2. INVESTMENT ADVISER, CO-ADMINISTRATORS AND DISTRIBUTOR

   Pursuant to Investment Advisory Agreement, CSAM, an indirect, wholly- owned subsidiary of Credit Suisse Group, serves as investment advisor for each of the Funds described herein.

   For its investment advisory services, CSAM receives the following fees based on each Fund's average daily net assets:

           FUND                                        ANNUAL RATE
           ------                           --------------------------------
           Balanced Fund                    .90% of average daily net assets
           Value Fund                       .75% of average daily net assets
           Capital Appreciation Fund        .70% of average daily net assets

WARBURG PINCUS DOMESTIC EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 2000
--------------------------------------------------------------------------------

2. INVESTMENT ADVISER, CO-ADMINISTRATORS AND DISTRIBUTOR-- (CONT'D)

   For the year ended October 31, 2000, investment advisory fees and voluntary waivers were as follows:


                                    GROSS                                 NET
           FUND                 ADVISORY FEE          WAIVER          ADVISORY FEE
           ----                 ------------        ---------        --------------
Balanced Fund                    $   266,944        $(153,673)        $   113,271
Value Fund                         2,924,687                0           2,924,687
Capital Appreciation Fund         10,269,516                0          10,269,516


   Credit Suisse Asset Managment Securities, Inc. ("CSAMSI"), an affiliate of CSAM, serves as each Fund's co-administrator. PFPC Inc. ("PFPC"), an indirect, wholly-owned subsidiary of PNC Bank Corp. ("PNC"), also serves as each Fund's co-administrator. For administrative services, CSAMSI currently receives a fee calculated at an annual rate of .10% of each Fund's average daily net assets. For the year ended October 31, 2000, administrative services fees were as follows:

           FUND                                        CO-ADMINISTRATION FEE
           ----                                        ---------------------
           Balanced Fund                                  $   29,660
           Value Fund                                        389,958
           Capital Appreciation Fund                       1,467,074

   For its administrative services through July 31, 2000, PFPC received a fee, exclusive of out-of-pocket expenses, based on the following fee structure:


                              AVERAGE DAILY
FUND                           NET ASSETS                                  ANNUAL RATE
----                       ------------------                    --------------------------------
Balanced Fund &            First $500 million                    .15% of average daily net assets
Value Fund                 Next $1 billion                       .10% of average daily net assets
                           Over $1.5 billion                     .05% of average daily net assets

Capital Appreciation Fund  First $500 million                    .10% of average daily net assets
                           Next $1 billion                       .075% of average daily net assets
                           Over $1.5  billion                    .05% of average daily net assets


   Effective August 1, 2000, for its administrative services, PFPC receives a fee, exclusive of out-of-pocket expenses, based on the following fee structure:


                                AVERAGE DAILY
           FUND                   NET ASSETS                   ANNUAL RATE
           ----              ------------------    --------------------------------
Balanced Fund,               First $500 million    .10% of average daily net assets
Value Fund, &                Next $1 billion       .08% of average daily net assets
Capital Appreciation Fund    Over $1.5 billion     .06% of average daily net assets

WARBURG PINCUS FUNDS DOMESTIC EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 2000
--------------------------------------------------------------------------------

2. INVESTMENT ADVISER, CO-ADMINISTRATORS AND DISTRIBUTOR-- (CONT'D)

   For the year ended October 31, 2000, administrative service fees earned and voluntarily waived by PFPC (including out-of-pocket expenses) were as follows:


                                                                                    NET
           FUND                     CO-ADMINISTRATION FEE      WAIVER      CO-ADMINISTRATION FEE
           ----                     ---------------------     --------     ---------------------
           Balanced Fund                    $   49,540        $(34,449)        $   15,091
           Value Fund                          544,463               0            544,463
           Capital Appreciation Fund         1,228,069               0          1,228,069

   In addition to serving as each Fund's co-administrator, CSAMSI served as distributor of each Fund's shares until January 1, 2000. On January 1, 2000, Provident Distributors, Inc. ("PDI") replaced CSAMSI as distributor for each Fund. On August 1, 2000, CSAMSI replaced PDI as distributor to each Fund. No compensation was paid by any of the Funds to PDI for distribution services. Pursuant to a distribution plan adopted by each Fund pursuant to Rule 12B-1 under the 1940 Act, CSAMSI receives a fee for its selling services. This fee is calculated at an annual rate of .25% of the average daily net assets of the Common Class shares of the Balanced Fund and at .50% of the average daily net assets of each Funds' Advisor Class shares. CSAMSI may use this fee to compensate service organizations for shareholder servicing and distribution services. For the year ended October 31, 2000, shareholder servicing and distribution fees were as follows:

                                                     SHAREHOLDER SERVICING/
           FUND                                         DISTRIBUTION FEE
           ----                                      ----------------------
           Balanced Fund
            Common shares                                  $ 73,631
            Advisor shares                                      915
                                                           --------
                                                           $ 74,546
                                                           ========
           Value Fund
            Advisor shares                                 $265,419
                                                           ========
           Capital Appreciation Fund
            Advisor shares                                 $164,997
                                                           ========

3. LINE OF CREDIT

   The Funds, together with other Funds advised by CSAM, have established a $350 million committed and a $75 million uncommitted, unsecured, line of credit facility ("Credit Facility") with Deutsche Bank, AGas administrative agent, State Street Bank and Trust Company as operations agents, Bank of Nova Scotia as syndication agent as well as certain other lenders, for temporary or emergency purposes primarily relating to unanticipated fund share

WARBURG PINCUS DOMESTIC EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 2000
--------------------------------------------------------------------------------

3. LINE OF CREDIT -- (CONT'D)

redemptions. Under the terms of the Credit Facility, the Funds with access to the Credit Facility pay an aggregate commitment fee at a rate of .075% per annum on the entire amount of the Credit Facility which is allocated among the participating Funds in such manner as is determined by the governing Boards of the various Funds. In addition, the participating Funds will pay interest on borrowing at the Federal Funds rate plus .50%. During the year ended October 31, 2000, the Funds had the following borrowings under the Credit Facility:


                                                                              MAXIMUM
                                       AVERAGE DAILY     AVERAGE INTEREST    DAILY LOAN
           FUND                        LOAN BALANCE         RATE %          OUTSTANDING
           ----                        ------------      ----------------   -----------
           Balanced Fund                 $ 18,682           6.415%          $2,571,000
           Value Fund                     303,967           7.111%           7,864,000
           Capital Appreciation Fund           --              --                   --


4. INVESTMENTS IN SECURITIES

   For the year ended October 31, 2000, purchases and sales of investment securities (excluding short-term investments) were as follows:

           FUND                               PURCHASES          SALES
           ----                            --------------   --------------
           Balanced Fund                   $   21,887,305   $   30,568,128
           Value Fund                         193,287,636      546,309,575
           Capital Appreciation Fund        2,112,810,203    1,889,076,309

   At October 31, 2000, the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) was as follows:


                                                                          NET UNREALIZED
                                          UNREALIZED     UNREALIZED        APPRECIATION
           FUND                          APPRECIATION   DEPRECIATION      (DEPRECIATION)
           ----                          ------------   -------------     -------------
           Balanced Fund                 $  3,009,411   $ (1,445,438)      $  1,563,973
           Value Fund                      59,566,687     (7,973,900)        51,592,787
           Capital Appreciation Fund      374,845,800    (17,630,776)       357,215,024

5. CAPITAL SHARE TRANSACTIONS

   The Balanced Fund and the Value Fund are each authorized to issue three billion full and fractional shares of capital stock, $.001 par value per share, of which one billion shares of each Fund are designated as Common Class shares (two billion shares for the Balanced Fund and the Value Fund) are designated as the Advisor Class shares. The Capital Appreciation Fund is authorized to issue an unlimited number of full and fractional shares of

WARBURG PINCUS DOMESTIC EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 2000
--------------------------------------------------------------------------------

5. CAPITAL SHARE TRANSACTIONS -- (CONT'D)

beneficial interest, $.001 par value per share, of which an unlimited number of shares are classified as the Common Class shares and an unlimited number are classified as the Advisor Class shares.

   Transactions in shares of each Fund were as follows:


                                                                           BALANCED FUND
                    ---------------------------------------------------------------------------------------------------------------
                                         COMMON CLASS SHARES                                       ADVISOR CLASS SHARES
                    -----------------------------------------------------------     -----------------------------------------------
                        FOR THE YEAR ENDED              FOR THE YEAR ENDED           FOR THE YEAR ENDED        FOR THE YEAR ENDED
                         OCTOBER 31, 2000                OCTOBER 31, 1999             OCTOBER 31, 2000          OCTOBER 31, 1999
                    ---------------------------     ---------------------------     ---------------------     ---------------------
                      SHARES          VALUE           SHARES           VALUE        SHARES        VALUE       SHARES        VALUE
                    ----------     ------------     ----------     ------------     -------     ---------     -------     ---------
Shares sold            630,073     $  8,400,006        524,219     $  7,131,433       8,539     $ 111,493      11,886     $ 160,639
Shares issued in
  reinvestment
  of dividends         338,282        4,267,912        257,288        3,321,981       2,344        29,474       1,599        20,611
Shares
  repurchased       (1,305,450)     (16,976,258)    (1,050,316)     (14,129,108)    (25,788)     (331,426)     (6,792)      (89,733)
                    ----------     ------------     ----------     ------------     -------     ---------     -------     ---------
Net increase/
  (decrease)          (337,095)    $ (4,308,340)      (268,809)    $ (3,675,694)    (14,905)    $(190,459)      6,693     $  91,517
                    ==========     ============     ==========     ============     =======     =========     =======     =========


                                              VALUE FUND
                    ------------------------------------------------------------------
                                          COMMON CLASS SHARES
                    ---------------------------------------------------------------
                        FOR THE YEAR ENDED                FOR THE YEAR  ENDED
                         OCTOBER 31, 2000                  OCTOBER  31, 1999
                    -----------------------------     -----------------------------
                      SHARES            VALUE            SHARES            VALUE
                    -----------     -------------     -----------     -------------
Shares sold           4,058,711     $  59,269,718       9,715,085     $ 180,951,663
Shares issued in
  reinvestment
  of dividends        7,116,244       103,027,829       1,448,225        25,362,924
Shares
  repurchased       (26,536,100)     (406,562,677)    (20,825,196)     (384,878,733)
                    -----------     -------------     -----------     -------------
Net decrease        (15,361,145)    $(244,265,130)     (9,661,886)    $(178,564,146)
                    ===========     =============     ===========     =============



                                             VALUE FUND
                     -----------------------------------------------------------
                                        ADVISOR CLASS SHARES
                     -----------------------------------------------------------
                         FOR THE YEAR ENDED               FOR THE YEAR ENDED
                          OCTOBER 31, 2000                 OCTOBER 31, 1999
                     ---------------------------     ---------------------------
                       SHARES           VALUE          SHARES           VALUE
                     ----------     ------------     ----------     ------------
Shares sold             674,944     $ 10,662,470      1,320,026      $24,501,424
Shares issued in
  reinvestment
  of dividends        1,037,565       15,033,344        178,885        3,107,054
Shares
  repurchased        (2,747,037)     (41,222,452)    (3,400,047)     (62,449,088)
                     ----------     ------------     ----------     ------------
Net decrease         (1,034,528)    $(15,526,638)    (1,901,136)    $(34,840,610)
                     ==========     ============     ==========     ============



                                         CAPITAL APPRECIATION FUND
                    ---------------------------------------------------------------
                                            COMMON CLASS SHARES
                    ---------------------------------------------------------------
                         FOR THE YEAR ENDED                 FOR THE YEAR ENDED
                          OCTOBER 31, 2000                   OCTOBER 31, 1999
                    -----------------------------     -----------------------------
                       SHARES            VALUE           SHARES           VALUE
                    -----------     -------------     -----------     -------------
Shares sold          24,588,163     $ 755,211,618      15,338,565     $ 358,830,227
Shares issued in
  reinvestment
  of dividends        3,946,691       104,311,032       1,395,652        28,206,125
Shares
  repurchased       (14,545,809)     (434,121,256)    (10,915,776)     (253,908,501)
                    -----------     -------------     -----------     -------------
Net increase/
  (decrease)         13,989,045     $ 425,401,394       5,818,441     $ 133,127,851
                    ===========     =============     ===========     =============


                                    CAPITAL APPRECIATION FUND
                    --------------------------------------------------------
                                       ADVISOR CLASS SHARES
                     -------------------------------------------------------
                        FOR THE YEAR ENDED             FOR THE YEAR ENDED
                         OCTOBER 31, 2000               OCTOBER 31, 1999
                     -------------------------     -------------------------
                      SHARES          VALUE         SHARES          VALUE
                     --------     ------------     --------     ------------
Shares sold           553,034     $ 16,754,778      344,236     $  7,988,528
Shares issued in
  reinvestment
  of dividends        103,144        2,675,558       64,497        1,282,191
Shares
  repurchased        (675,581)     (19,943,552)    (646,495)     (15,059,649)
                     --------     ------------     --------     ------------
Net increase/
  (decrease)          (19,403)    $   (513,216)    (237,762)    $ (5,788,930)
                     ========     ============     ========     ============


WARBURG PINCUS DOMESTIC EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 2000
--------------------------------------------------------------------------------

6. OTHER FINANCIAL HIGHLIGHTS

   Each Fund currently offers one other class of shares, Common Class shares, representing equal pro rata interest in each of the respective Warburg Pincus Equity Funds. The financial highlights for a Common Class share of each fund are as follows:


                                                                            WARBURG PINCUS BALANCED FUND
                                               ---------------------------------------------------------------------------------
                                                                             COMMON CLASS SHARES
                                               ---------------------------------------------------------------------------------
                                                                         FOR THE YEAR ENDED OCTOBER 31,
                                               ---------------------------------------------------------------------------------
                                                2000           1999            1998          1997 1        1997 2         1996 2
                                               -------        -------        -------        -------       -------        -------
PER-SHARE DATA
Net asset value, beginning of period           $ 13.88        $ 13.50        $ 14.38        $ 14.24       $ 11.94        $ 11.12
                                               -------        -------        -------        -------       -------        -------
INVESTMENT ACTIVITIES:
  Net investment income                           0.27           0.27           0.25           0.03          0.23           0.16
  Net gains on net investments
    (both realized and unrealized)                0.82           1.45           0.42           0.16          2.46           0.94
                                               -------        -------        -------        -------       -------        -------
      Total from investment activities            1.09           1.72           0.67           0.19          2.69           1.10
                                               -------        -------        -------        -------       -------        -------
LESS DIVIDENDS AND DISTRIBUTIONS:
  Dividends from net investment income           (0.27)         (0.28)         (0.26)         (0.05)        (0.24)         (0.13)
  Distributions from net realized gains          (1.65)         (1.06)         (1.29)          0.00         (0.15)         (0.15)
                                               -------        -------        -------        -------       -------        -------
      Total dividends and distributions          (1.92)         (1.34)         (1.55)         (0.05)        (0.39)         (0.28)
                                               -------        -------        -------        -------       -------        -------
NET ASSET VALUE, END OF PERIOD                 $ 13.05        $ 13.88        $ 13.50        $ 14.38       $ 14.24        $ 11.94
                                               =======        =======        =======        =======       =======        =======
      Total return                                8.51%         13.61%          5.33%          1.30%3       23.03%          9.99%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)       $26,435        $32,805        $35,542        $38,294       $38,926        $30,853
  Ratio of expenses to average net assets4        1.37%          1.35%          1.35%          1.35%5        1.35%          1.53%
  Ratio of net income to average net assets       2.02%          1.94%          1.76%          1.38%5        1.76%          1.66%
  Decrease reflected in above operating
    expense ratios due to waviers/
    reimbursements                                 .63%           .62%           .62%           .68%5         .55%           .90%
Portfolio turnover rate                             75%           116%           132%            15%5         120%           108%

--------------------------------------------------------------------------------

1 For the two months ended October 31, 1997.
2 For the year ended August 31.
3 Non-annualized.
4 Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in reduction to the Common Shares net expense ratio by .02% annualized for the year ended October 31, 2000. These arrangements had no effect on the funds expense ratios for the previous periods. The Common Shares operating expense ratio after reflecting these arrangements was 1.35% for the year ended October 31, 2000.
5 Annualized.

WARBURG PINCUS DOMESTIC EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 2000
--------------------------------------------------------------------------------

6. OTHER FINANCIAL HIGHLIGHTS-- (CONT'D)


                                                                            WARBURG PINCUS VALUE FUND
                                            ---------------------------------------------------------------------------------------
                                                                               COMMON CLASS SHARES
                                            ---------------------------------------------------------------------------------------
                                                                          FOR THE YEAR ENDED OCTOBER 31,
                                            ---------------------------------------------------------------------------------------
                                              2000            1999          1998           1997 1         1997 2          1996 2
                                            --------        --------      --------        --------       --------        --------
PER-SHARE DATA
Net asset value, beginning of period        $  18.93        $  16.97      $  18.56        $  18.44       $  14.90        $  16.40
                                            --------        --------      --------        --------       --------        --------
INVESTMENT ACTIVITIES:
  Net investment income                         0.11            0.13          0.14            0.02           0.14            0.11
  Net gains (losses) on net investments
    (both realized and unrealized)              0.70            2.49          1.36            0.14           3.53           (0.66)
                                            --------        --------      --------        --------       --------        --------
      Total from investment activities          0.81            2.62          1.50            0.16           3.67           (0.55)
                                            --------        --------      --------        --------       --------        --------
LESS DIVIDENDS AND
  DISTRIBUTIONS:
  Dividends from net investment income         (0.11)          (0.13)        (0.14)          (0.04)         (0.13)          (0.14)
  Distributions from net realized gains        (4.14)          (0.53)        (2.95)           0.00           0.00           (0.81)
                                            --------        --------      --------        --------       --------        --------
      Total dividends and distributions        (4.25)          (0.66)        (3.09)          (0.04)         (0.13)          (0.95)
                                            --------        --------      --------        --------       --------        --------
NET ASSET VALUE, END OF PERIOD              $  15.49        $  18.93      $  16.97        $  18.56       $  18.44        $  14.90
                                            ========        ========      ========        ========       ========        ========
      Total return                              5.99%          15.77%         9.11%           0.85%3        24.78%          (3.54)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000s omitted)                            $254,842        $602,282      $703,808        $608,205       $601,159        $727,627
    Ratio of expenses to average
      net assets4                               1.16%           1.14%         1.19%           1.18%5         1.15%           1.21%
    Ratio of net income to average
      net assets                                 .67%            .65%          .83%            .75%5          .80%            .69%
Portfolio turnover rate                           49%             78%           78%             19%5          148%             94%

--------------------------------------------------------------------------------

1 For the two months ended October 31, 1997.
2 For the year ended August 31.
3 Non-annualized.
4 Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in reduction to the Common Shares net expense ratio by .02% for the year ended October 31, 2000. These arrangements had no effect on the funds expense ratios for the previous periods. The Common Shares operating expense ratio after reflecting these arrangements was 1.14% for the year ended October 31, 2000.
 5 Annualized.

WARBURG PINCUS DOMESTIC EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 2000
--------------------------------------------------------------------------------

6. OTHER FINANCIAL HIGHLIGHTS-- (CONT'D)


                                                                     WARBURG PINCUS CAPITAL APPRECIATION FUND
                                              ----------------------------------------------------------------------------------
                                                                              COMMON CLASS SHARES
                                              ----------------------------------------------------------------------------------
                                                                          FOR THE YEAR ENDED OCTOBER 31,
                                              ----------------------------------------------------------------------------------
                                                 2000               1999               1998              1997             1996
                                              ----------         ----------         ----------         --------         --------
PER-SHARE DATA
Net asset value, beginning of year            $    25.82         $    19.52         $    21.09         $  17.95         $  16.39
                                              ----------         ----------         ----------         --------         --------
INVESTMENT ACTIVITIES:
  Net investment income (loss)                     (0.05)             (0.05)              0.01             0.11             0.08
  Net gains on investments (both realized
    and unrealized)                                 7.72               7.27               2.31             4.93             3.53
                                              ----------         ----------         ----------         --------         --------
      Total from investment activities              7.67               7.22               2.32             5.04             3.61
                                              ----------         ----------         ----------         --------         --------
LESS DIVIDENDS AND DISTRIBUTIONS:
  Dividends from net investment income              0.00              (0.01)             (0.08)           (0.10)           (0.01)
  Distributions from net realized gains            (2.92)             (0.91)             (3.81)           (1.80)           (2.04)
                                              ----------         ----------         ----------         --------         --------
      Total dividends and distributions            (2.92)             (0.92)             (3.89)           (1.90)           (2.05)
                                              ----------         ----------         ----------         --------         --------
NET ASSET VALUE, END OF YEAR                  $    30.57         $    25.82         $    19.52         $  21.09         $  17.95
                                              ==========         ==========         ==========         ========         ========
      Total return                                 31.50%             38.28%             12.75%           30.98%           24.67%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s omitted)        $1,618,147         $1,005,670         $  646,657         $587,091         $407,707
  Ratio of expenses to average net assets1           .98%              1.01%              1.00%            1.01%            1.04%
  Ratio of net income (loss) to average
    net assets                                      (.19)%             (.23)%              .05%             .54%             .59%
Portfolio turnover rate                              140%               144%               169%             238%             171%

--------------------------------------------------------------------------------

1 Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Common Shares net expense ratio by .02% annualized for the year ended October 31, 2000, .01%, .00%, .01% and .01% for the year or period ended October 31, 1999, 1998, 1997, and 1996 respectively. The Common Shares' operating expense ratio after reflecting these arrangements were .96% for the year ended October 31, 2000, 1.00% for each of the years ended October 31, 1999, 1998, 1997 and 1.03% for the year ended October 31, 1996.

WARBURG PINCUS FUNDS
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of

WARBURG, PINCUS BALANCED FUND, INC.;
WARBURG, PINCUS VALUE FUND, INC.;
WARBURG, PINCUS CAPITAL APPRECIATION FUND, INC.:



In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects the financial position of the Warburg, Pincus Balanced Fund, Inc., Warburg, Pincus Value Fund, Inc. and Warburg, Pincus Capital Appreciation Fund, Inc., (all funds collectively referred to as the "Funds") at October 31, 2000, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and their financial highlights for each of the years (or periods) presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PRICEWATERHOUSECOOPERS LLP

Two Commerce Square
2001 Market Street
Philadelphia, Pennsylvania
December 15, 2000

WARBURG PINCUS DOMESTIC EQUITY FUNDS
SHAREHOLDER TAX INFORMATION  (UNAUDITED)

   Each Fund is required by Subchapter M of the Code, to advise its shareholders within 60 days of each Fund's fiscal year end as to the U.S. federal tax status distributions received by the Fund's shareholders in respect of such fiscal year. During the fiscal year ended October 31, 2000, the following dividends and distributions per share were paid by each of the Funds:

--------------------------------------------------------------------------------


                                         ORDINARY       LONG-TERM        % OF ORDINARY INCOME
                                          INCOME      CAPITAL GAINS    DIVIDENDS QUALIFYING FOR
FUND                                     PER SHARE     PER SHARE     DIVIDENDS RECEIVED DEDUCTION*
----                                     ---------    -------------  -----------------------------
PAYMENT DATE                              12/07/99      12/07/99                  1999
Balanced                                                                          3.34
  Common Shares                           $0.5056       $1.2050
  Advisor Shares                           0.4862        1.2050

Value                                                                             4.98
  Common Shares                            1.4048        2.7651
  Advisor Shares                           1.3805        2.7651

Capital Appreciation                                                             13.51
  Common Shares                            0.8460        2.0781
  Advisor Shares                           0.6948        2.0781


   The above information was provided to calendar year taxpayers on Form 1099-DIV mailed in January of 2000.


                                                                        % OF ORDINARY INCOME
                                                                      DIVIDENDS QUALIFYING FOR
FUND                                       ORDINARY INCOME          DIVIDENDS RECEIVED DEDUCTION*
----                                       ---------------          -----------------------------
PAYMENT DATES                       03/31/00, 06/30/00, 09/29/00                 2000
Balanced                                                                        29.16
  Common Shares                                0.2057
  Advisor Shares                               0.1448

Value                                                                          100.00
  Common Shares                                0.0815
  Advisor Shares                               0.0413

   Because the fiscal year of the Funds is not a calendar year, another notification will be sent with respect to calendar year 2000. The second notification, which will reflect the amount to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2001.

----------
* Available to Corporate Shareholders only.

                                 WARBURG PINCUS
                                  ADVISOR FUNDS

                               CREDIT SUISSE ASSET
                                   MANAGEMENT
                                SECURITIES, INC.,
                                   DISTRIBUTOR

Credit Suisse Asset Management Securities, Inc., Distributor, located at 466 Lexington Avenue, New York, NY10017. Warburg Pincus Advisor Funds are advised by Credit Suisse Asset Management LLC.


                               [GRAPHICS OMITTED]

                              WARBURG PINCUS FUNDS
                     PART OF CREDIT SUISSE ASSET MANAGEMENT

                                                                    ADUSL-2-1000